UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08598

The Commerce Funds

(Exact name of Registrant as specified in charter)

1000 Walnut Street, Suite 1580 Kansas City, MO 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/22

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a) The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Commerce Funds

ANNUAL REPORT

OCTOBER 31, 2022

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Annual report. Any representation to the contrary is a criminal offense.

LIFE'S DIRECTION

At The Commerce Funds, we're committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child's education, or saving for a special need, you can find investment options at The Commerce Funds.

COMMERCE FUNDS
RISK/REWARD LANDSCAPE
POTENTIAL REWARD
Short-Term Government
Bond
National Tax-Free Intermediate Bond
Missouri Tax-Free Intermediate Bond
Kansas Tax-Free Intermediate Bond
Value
Growth
MidCap Growth
RISK

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning The Commerce Funds portfolios (each a "Fund" and together, the "Funds") included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the "Adviser" or "Commerce") believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

References to a specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

THE COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2022. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

THE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2022.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned -20.81% over the 12-month period ended October 31, 2022, outperforming the Russell 1000 Growth Index (the “benchmark”), which returned -24.60% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The health care sector increased from 8.2% to 11.4% with the purchases of McKesson Corporation, AbbVie, Inc., and an addition to UnitedHealth Group Incorporated. The energy sector moved from 0.0% to 2.2% with the purchases of Pioneer Natural Resources Company and Cheniere Energy, Inc. Additionally, the industrials sector rose from 6.1% to 8.1% with the purchases of Honeywell International Inc. and CSX Corporation. The heath care, energy, and industrials sectors returned -13.42%, 62.69%, and -11.42%, respectively, over the 12-month period. The largest reduction in the Fund’s portfolio was made to the communication services sector, from 11.6% to 5.2% with the sale of Meta Platforms Inc. Class A, Charter Communications, Inc. Class A, Netflix, Inc., and Take-Two Interactive Software, Inc. Additionally, the information technology sector moved from 43.6% to 39.2% with the sale of several companies such as PayPal Holdings, Inc., ServiceNow, Inc., and Cognex Corporation. The communication services and information technology sectors returned -46.58% and -23.96%, respectively, over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Relative to the benchmark, the Fund was underweight the communication services sector, which returned -46.58%,

which improved the Fund’s return during the 12-month period. Security selection within the information technology sector significantly added to performance with holdings such as Arista Networks, Inc., Jack Henry & Associates, Inc., and Fiserv, Inc., returning 26.74%, 20.87%, and 4.32%, respectively. Also showing strong results were Raymond James Financial, Inc., returning 21.48% in the financials sector, Rollins, Inc. returning 21.12% in the industrials sector, and Dollar General Corporation returning 16.14% in the consumer discretionary sector, which all served as positive contributors to Fund results for the 12-month period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s relative underweight to the consumer staples sector, which returned 2.54% for the 12-month period, detracted from Fund returns. Security selection negatively impacted performance in the consumer staples sector, with Estee Lauder Companies Inc. Class A and Church & Dwight Co., Inc., returning -37.66% and -18.00%, respectively, over the 12-month period.

THE GROWTH FUND

Performance Summary

October 31, 2022 (Unaudited)

The following is performance information for The Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2012 through October 31, 2022.

Average Annual Total Return through October 31, 2022	One Year	Five Years	Ten Years

Growth Fund(a)	–20.81%	11.60%	13.89%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE GROWTH FUND

Schedule of Investments

October 31, 2022

Shares	Description	Value

Common Stocks – 91.2%
Automobiles* – 2.3%
17,600	Tesla, Inc.	$ 4,004,704

Beverages – 1.1%
10,745	PepsiCo., Inc.	1,951,077

Biotechnology – 2.3%
12,710	AbbVie, Inc.	1,860,744
7,855	Amgen, Inc.	2,123,599

		3,984,343

Capital Markets – 1.9%
3,505	MSCI, Inc.	1,643,355
14,302	Raymond James Financial, Inc.	1,689,638

		3,332,993

Chemicals – 2.0%
17,230	RPM International, Inc.	1,629,441
8,120	The Sherwin-Williams Co.	1,827,244

		3,456,685

Commercial Services & Supplies – 2.9%
14,095	Copart, Inc.*	1,621,207
43,220	Rollins, Inc.	1,818,697
10,605	Waste Management, Inc.	1,679,514

		5,119,418

Communications Equipment* – 1.0%
14,340	Arista Networks, Inc.	1,733,132

Electrical Equipment – 0.9%
6,465	Rockwell Automation, Inc.	1,650,514

Electronic Equipment, Instruments & Components – 2.0%
24,780	Amphenol Corp. Class A	1,879,067
9,170	CDW Corp.	1,584,668

		3,463,735

Equity Real Estate Investment Trusts (REITs) – 1.8%
22,355	Equity LifeStyle Properties, Inc.	1,429,826
5,800	Public Storage	1,796,550

		3,226,376

Health Care Equipment & Supplies – 2.1%
17,415	Abbott Laboratories	1,723,040
8,205	Stryker Corp.	1,880,914

		3,603,954

Health Care Providers & Services – 3.1%
5,195	McKesson Corp.	2,022,777
6,010	UnitedHealth Group, Inc.	3,336,452

		5,359,229

Hotels, Restaurants & Leisure – 3.1%
13,705	Hilton Worldwide Holdings, Inc.	1,853,738
7,055	McDonald’s Corp.	1,923,617
19,675	Starbucks Corp.	1,703,658

		5,481,013

Shares	Description	Value

Common Stocks – (continued)
Household Products – 0.9%
20,445	Church & Dwight Co., Inc.	$ 1,515,588

Industrial Conglomerates – 1.2%
10,150	Honeywell International, Inc.	2,070,803

Insurance – 0.8%
10,100	Assurant, Inc.	1,372,186

Interactive Media & Services* – 5.2%
96,135	Alphabet, Inc. Class A	9,085,719

Internet & Direct Marketing Retail – 6.3%
93,105	Amazon.com, Inc.*	9,537,676
37,870	eBay, Inc.	1,508,741

		11,046,417

IT Services – 6.1%
9,485	Broadridge Financial Solutions, Inc.	1,423,319
17,490	Fiserv, Inc.*	1,796,923
7,710	FleetCor Technologies, Inc.*	1,434,985
8,100	Jack Henry & Associates, Inc.	1,612,386
5,770	Mastercard, Inc. Class A	1,893,598
12,205	Visa, Inc. Class A	2,528,388

		10,689,599

Life Sciences Tools & Services – 3.0%
13,870	Agilent Technologies, Inc.	1,918,915
1,295	Mettler-Toledo International, Inc.*	1,638,084
3,355	Thermo Fisher Scientific, Inc.	1,724,369

		5,281,368

Machinery – 1.1%
9,180	Illinois Tool Works, Inc.	1,960,205

Multiline Retail – 1.1%
7,380	Dollar General Corp.	1,882,269

Oil, Gas & Consumable Fuels – 2.2%
10,760	Cheniere Energy, Inc.	1,898,172
7,720	Pioneer Natural Resources Co.	1,979,485

		3,877,657

Personal Products – 0.9%
7,500	The Estee Lauder Cos., Inc. Class A	1,503,675

Pharmaceuticals – 1.0%
11,535	Zoetis, Inc.	1,739,247

Road & Rail – 1.9%
60,680	CSX Corp.	1,763,361
8,385	Union Pacific Corp.	1,653,019

		3,416,380

Semiconductors & Semiconductor Equipment – 2.4%
18,350	NVIDIA Corp.	2,476,700
10,905	Texas Instruments, Inc.	1,751,670

		4,228,370

4	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Schedule of Investments (continued)

October 31, 2022

Shares	Description	Value

Common Stocks – (continued)
Software – 15.1%
6,485	ANSYS, Inc.*	$ 1,434,223
10,845	Cadence Design Systems, Inc.*	1,641,825
4,275	Intuit, Inc.	1,827,562
70,535	Microsoft Corp.	16,373,289
73,450	NortonLifeLock, Inc.	1,654,828
10,340	Palo Alto Networks, Inc.*	1,774,241
11,695	Workday, Inc. Class A*	1,822,315

		26,528,283

Specialty Retail – 2.1%
6,465	The Home Depot, Inc.	1,914,480
8,110	Tractor Supply Co.	1,782,335

		3,696,815

Technology Hardware, Storage & Peripherals – 12.5%
132,510	Apple, Inc.	20,319,084
23,160	NetApp, Inc.	1,604,293

		21,923,377

Textiles, Apparel & Luxury Goods – 0.9%
16,910	Nike, Inc. Class B	1,567,219

TOTAL COMMON STOCKS
(Cost $105,989,361)		$159,752,350

Shares	Description	Value

Exchange Traded Fund – 4.7%
36,565	iShares Russell 1000 Growth ETF
(Cost $8,192,012)		$ 8,138,638

Shares	Dividend Rate	Value

Investment Company – 9.5%
State Street Institutional US Government Money Market Fund — Premier Class
16,612,867	3.006%	$ 16,612,867
(Cost $16,612,867)

TOTAL INVESTMENTS – 105.4%
(Cost $130,794,240)		$184,503,855

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.4)%		(9,377,014)

NET ASSETS – 100.0%		$175,126,841

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/22	AS OF 10/31/21

Information Technology	39.2%	43.6%
Consumer Discretionary	15.7	18.0
Health Care	11.4	8.2
Investment Company	9.5	0.8
Industrials	8.1	6.1
Communication Services	5.2	11.6
Exchange Traded Fund	4.7	3.1
Consumer Staples	2.9	2.1
Financials	2.7	1.9
Energy	2.2	—
Materials	2.0	3.6
Real Estate	1.8	1.0

TOTAL INVESTMENTS	105.4%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

THE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2022.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned -1.74% over the 12-month period ended October 31, 2022, outperforming the Russell 1000 Value Index (the “benchmark”), which returned -7.00% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The energy sector moved from 7.0% to 10.4% of the Fund’s portfolio with the purchase of Pioneer Natural Resources Company. The health care sector increased from 14.5% to 17.1% with additions to Johnson & Johnson, Medtronic Plc, Merck & Co., Inc., and Pfizer, Inc. Additionally, the consumer staples sector moved from 5.7% to 7.7% with the purchase of Mondelez International, Inc. The energy, health care, and consumer staples sectors returned 65.36%, 3.39%, and 5.44%, respectively, over the 12-month period. The largest reduction in the Fund’s portfolio was made to the industrials sector, from 13.5% to 9.9% with the sale of 3M Company and Caterpillar, Inc. Additionally, the consumer discretionary sector moved from 7.5% to 5.8% with the sale of Genuine Parts Company. The industrials and consumer discretionary sectors returned -9.5% and 5.44%, respectively, over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s relative overweight to the energy sector and underweight to the communication services sector, which returned 65.36 and -29.51%, respectively, for the 12-month period helped Fund returns. Strong relative performance from General Dynamics Corporation in the industrials sector, returning 25.96%, and International Business Machines Corporation in the information technology sector, returning 21.76%, added to performance. Additionally, stock selection in the health care sector contributed to performance, with the Fund holding Cardinal Health and Amgen Inc, which returned 64.40% and 34.96%, respectively. As a whole, both sector allocations and security selection added to the Fund’s return for the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s relative underweight to the health care sector, which returned 3.39% for the 12-month period, detracted from the Fund’s performance. Security selection within the financial sector hurt performance, as the Fund owned T. Rowe Price Group, Northern Trust Corporation, and Truist Financial Corporation, which returned -49.27%, -29.60%, and -26.9%, respectively, while the financial sector as a whole returned -12.97% for the same period.

THE VALUE FUND

Performance Summary

October 31, 2022 (Unaudited)

The following is performance information for The Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2012 through October 31, 2022.

Average Annual Total Return through October 31, 2022	One Year	Five Years	Ten Years

Value Fund(a)	–1.74%	8.81%	10.81%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE VALUE FUND

Schedule of Investments

October 31, 2022

Shares	Description	Value

Common Stocks – 96.4%
Aerospace & Defense – 2.0%
24,500	General Dynamics Corp.	$ 6,120,100

Air Freight & Logistics – 1.8%
32,000	United Parcel Service, Inc. Class B	5,368,640

Banks – 6.7%
75,000	JPMorgan Chase & Co.	9,441,000
122,500	Truist Financial Corp.	5,486,775
128,000	U.S. Bancorp.	5,433,600

		20,361,375

Beverages – 2.0%
33,500	PepsiCo., Inc.	6,082,930

Biotechnology – 2.2%
25,000	Amgen, Inc.	6,758,750

Capital Markets – 7.4%
38,500	CME Group, Inc.	6,672,050
65,000	Morgan Stanley	5,341,050
61,500	Northern Trust Corp.	5,187,525
51,000	T. Rowe Price Group, Inc.	5,414,160

		22,614,785

Chemicals – 1.9%
74,000	Eastman Chemical Co.	5,683,940

Communications Equipment – 2.0%
135,500	Cisco Systems, Inc.	6,155,765

Containers & Packaging – 1.9%
95,000	Sonoco Products Co.	5,897,600

Diversified Telecommunication Services – 2.1%
345,000	AT&T, Inc.	6,289,350

Electric Utilities – 2.9%
94,500	Duke Energy Corp.	8,805,510

Electrical Equipment – 4.1%
41,000	Eaton Corp. PLC	6,152,870
73,500	Emerson Electric Co.	6,365,100

		12,517,970

Equity Real Estate Investment Trusts (REITs) – 3.6%
18,500	Public Storage	5,730,375
69,500	WP Carey, Inc.	5,302,850

		11,033,225

Food & Staples Retailing – 2.0%
71,500	SYSCO Corp.	6,189,040

Food Products – 1.9%
94,000	Mondelez International, Inc. Class A	5,779,120

Health Care Equipment & Supplies – 1.9%
65,500	Medtronic PLC	5,720,770

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.8%
83,500	Cardinal Health, Inc.	$ 6,337,650
56,500	CVS Health Corp.	5,350,550

		11,688,200

Hotels, Restaurants & Leisure – 2.0%
22,500	McDonald’s Corp.	6,134,850

Household Durables – 1.8%
39,500	Whirlpool Corp.	5,460,480

Household Products – 1.8%
41,500	The Procter & Gamble Co.	5,588,805

Insurance – 4.7%
109,000	MetLife, Inc.	7,979,890
74,000	Principal Financial Group, Inc.	6,521,620

		14,501,510

IT Services – 3.9%
45,000	International Business Machines Corp.	6,223,050
47,500	Paychex, Inc.	5,619,725

		11,842,775

Machinery – 2.0%
29,000	Illinois Tool Works, Inc.	6,192,370

Media – 3.7%
30,000	Nexstar Media Group, Inc.	5,139,000
212,000	The Interpublic Group of Cos., Inc.	6,315,480

		11,454,480

Multi-Utilities – 2.9%
125,000	Dominion Energy, Inc.	8,746,250

Oil, Gas & Consumable Fuels – 10.4%
109,000	Chevron Corp.	19,718,100
96,500	ONEOK, Inc.	5,724,380
24,500	Pioneer Natural Resources Co.	6,282,045

		31,724,525

Pharmaceuticals – 9.2%
51,500	Johnson & Johnson	8,959,455
100,000	Merck & Co., Inc.	10,120,000
192,000	Pfizer, Inc.	8,937,600

		28,017,055

Semiconductors & Semiconductor Equipment – 1.8%
34,500	Texas Instruments, Inc.	5,541,735

Specialty Retail – 2.0%
20,500	The Home Depot, Inc.	6,070,665

TOTAL COMMON STOCKS
(Cost $244,360,062)		$294,342,570

8	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments (continued)

October 31, 2022

Shares	Description	Value

Exchange Traded Fund – 3.5%
70,000	iShares Russell 1000 Value Index Fund
(Cost $10,094,931)		$ 10,481,800

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund — Premier Class
694,040	3.006%	$ 694,040
(Cost $694,040)

TOTAL INVESTMENTS – 100.1%
(Cost $255,149,033)		$305,518,410

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(269,084)

NET ASSETS – 100.0%		$305,249,326

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/22	AS OF 10/31/21

Financials	18.8%	21.0%
Health Care	17.1	14.5
Energy	10.4	7.0
Industrials	9.9	13.5
Consumer Staples	7.7	5.7
Information Technology	7.7	7.4
Communication Services	5.8	4.5
Consumer Discretionary	5.8	7.5
Utilities	5.8	5.7
Materials	3.8	5.4
Real Estate	3.6	3.8
Exchange Traded Fund	3.5	3.3
Investment Company	0.2	0.6

TOTAL INVESTMENTS	100.1%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

THE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce MidCap Growth Fund for the one-year period ended October 31, 2022.

A conversation with Joe Williams, Portfolio Manager of the MidCap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned -18.58% over the 12-month period ended October 31, 2022, outperforming the Russell MidCap Growth Index (the “benchmark”), which returned -28.93% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The energy sector increased from 0.0% to 4.0% of the Fund’s portfolio with the purchases of Cheniere Energy, Inc., ONEOK, Inc., and Texas Pacific Land Corporation. The industrials sector moved from 14.9% to 17.9% with the purchases of Otis Worldwide Corporation, MSA Safety, Inc., and Howmet Aerospace Inc. The energy and industrials sectors returned 65.88% and -21.52%, respectively, over the 12-month period. The largest reduction in the Fund’s portfolio was made in the health care sector, from 17.5% to 14.4% with the sale of several companies such as Repligen Corporation, Amedisys, Inc., Cardinal Health, Inc., and Abiomed, Inc. Additionally, the information technology sector moved from 31.5% to 28.7% with the sale of several companies including Entegris, Inc., Teradyne, Inc., and Fleetcor Technologies, Inc. The health care and information technology sectors returned -30.91% and -34.16%, respectively, over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Relative to the benchmark, the Fund was underweight the communication services sector which returned -52.39% and overweight the consumer staples sector which returned -0.77% and both of these positionings helped Fund returns for the 12-month period. Security selection in most sectors was strong and positively contributed to Fund returns. Information technology, industrials, and consumer discretionary were among the biggest contributors. Also showing strong results were Lamb Weston Holdings, Inc. returning 55.03% in the consumer staples sector, FMC Corporation returning 33.11% in the materials sector, and Rollins, Inc. returning 21.12% in the industrials sector.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund was underweight the energy sector relative to the benchmark, which returned 65.88% and was the best performing sector for the 12-month period. Security selection in the financials sector detracted from performance. Also showing weak results was SiteOne Landscape Supply, Inc returning -53.02% in the industrials sector. Additionally, in the health care sector, DexCom, Inc. and Exelixis, Inc., returning -41.68% and -25.38%, respectively, detracted from Fund returns.

THE MIDCAP GROWTH FUND

Performance Summary

October 31, 2022 (Unaudited)

The following is performance information for The MidCap Growth Fund (“MidCap Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2012 through October 31, 2022.

Average Annual Total Return through October 31, 2022	One Year	Five Years	Ten Years

MidCap Growth Fund(a)	–18.58%	9.51%	12.03%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses.

THE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2022

Shares	Description	Value

Common Stocks – 97.5%
Aerospace & Defense – 1.2%
75,660	Howmet Aerospace, Inc.	$ 2,689,713

Air Freight & Logistics – 1.1%
24,925	CH Robinson Worldwide, Inc.	2,435,671

Biotechnology* – 1.2%
153,295	Exelixis, Inc.	2,541,631

Capital Markets – 3.5%
5,875	FactSet Research Systems, Inc.	2,499,754
9,695	Morningstar, Inc.	2,250,985
5,800	MSCI, Inc.	2,719,388

		7,470,127

Chemicals – 2.6%
23,930	FMC Corp.	2,845,277
29,170	RPM International, Inc.	2,758,607

		5,603,884

Commercial Services & Supplies – 2.7%
21,790	MSA Safety, Inc.	2,925,090
70,795	Rollins, Inc.	2,979,053

		5,904,143

Communications Equipment* – 1.2%
22,220	Arista Networks, Inc.	2,685,509

Distributors – 1.1%
7,795	Pool Corp.	2,371,473

Diversified Financial Services – 1.3%
50,030	Apollo Global Management, Inc.	2,769,661

Electrical Equipment – 1.3%
10,945	Rockwell Automation, Inc.	2,794,258

Electronic Equipment, Instruments & Components – 4.9%
35,220	Amphenol Corp. Class A	2,670,733
15,290	CDW Corp.	2,642,265
15,605	Keysight Technologies, Inc.*	2,717,611
8,870	Zebra Technologies Corp. Class A*	2,512,161

		10,542,770

Entertainment* – 1.2%
21,450	Take-Two Interactive Software, Inc.	2,541,396

Equity Real Estate Investment Trusts (REITs) – 3.4%
20,655	Camden Property Trust	2,386,685
37,460	Equity LifeStyle Properties, Inc.	2,395,942
14,265	Extra Space Storage, Inc.	2,531,181

		7,313,808

Food Products – 3.6%
32,450	Lamb Weston Holdings, Inc.	2,797,839
101,705	Pilgrim’s Pride Corp.*	2,344,300
11,080	The Hershey Co.	2,645,572

		7,787,711

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies* – 1.3%
42,600	Globus Medical, Inc. Class A	$ 2,854,200

Health Care Providers & Services – 2.5%
5,480	Chemed Corp.	2,558,448
7,620	Molina Healthcare, Inc.*	2,734,513

		5,292,961

Hotels, Restaurants & Leisure – 4.9%
1,515	Chipotle Mexican Grill, Inc.*	2,269,970
23,175	Choice Hotels International, Inc.	3,009,042
7,590	Domino’s Pizza, Inc.	2,521,701
20,295	Hilton Worldwide Holdings, Inc.	2,745,102

		10,545,815

Household Durables – 1.2%
58,905	Toll Brothers, Inc.	2,537,627

Household Products – 1.2%
33,865	Church & Dwight Co., Inc.	2,510,412

Insurance – 1.1%
17,090	Assurant, Inc.	2,321,847

Internet & Direct Marketing Retail – 1.2%
66,690	eBay, Inc.	2,656,930

IT Services – 7.3%
15,810	Broadridge Financial Solutions, Inc.	2,372,449
8,790	Gartner, Inc.*	2,653,877
55,530	Genpact Ltd.	2,693,205
34,495	GoDaddy, Inc. Class A*	2,773,398
13,435	Jack Henry & Associates, Inc.	2,674,371
21,450	Paychex, Inc.	2,537,749

		15,705,049

Life Sciences Tools & Services – 8.5%
19,995	Agilent Technologies, Inc.	2,766,308
8,535	Bio-Techne Corp.	2,528,579
12,935	IQVIA Holdings, Inc.*	2,712,081
2,180	Mettler-Toledo International, Inc.*	2,757,547
51,775	Syneos Health, Inc.*	2,608,425
9,000	Waters Corp.*	2,692,530
9,795	West Pharmaceutical Services, Inc.	2,253,830

		18,319,300

Machinery – 6.4%
49,120	Donaldson Co., Inc.	2,821,944
40,605	Graco, Inc.	2,825,296
11,550	Nordson Corp.	2,598,750
37,735	Otis Worldwide Corp.	2,665,600
28,265	The Toro Co.	2,979,979

		13,891,569

Media – 1.1%
13,905	Nexstar Media Group, Inc.	2,381,927

Oil, Gas & Consumable Fuels – 4.0%
15,280	Cheniere Energy, Inc.	2,695,545

12	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

October 31, 2022

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
46,140	ONEOK, Inc.	$ 2,737,025
1,425	Texas Pacific Land Corp.	3,283,014

		8,715,584

Pharmaceuticals* – 0.9%
30,420	Catalent, Inc.	1,999,507

Professional Services – 2.7%
26,600	Booz Allen Hamilton Holding Corp.	2,895,410
36,315	CoStar Group, Inc.*	3,003,977

		5,899,387

Road & Rail – 2.5%
15,305	JB Hunt Transport Services, Inc.	2,618,226
17,535	Landstar System, Inc.	2,739,318

		5,357,544

Semiconductors & Semiconductor Equipment* – 1.4%
117,070	Allegro MicroSystems, Inc.	2,974,749

Software – 12.7%
10,740	ANSYS, Inc.*	2,375,258
37,850	Black Knight, Inc.*	2,288,790
15,230	Cadence Design Systems, Inc.*	2,305,670
119,930	Dropbox, Inc. Class A*	2,608,478
6,230	Fair Isaac Corp.*	2,983,173
18,940	Manhattan Associates, Inc.*	2,304,430
119,365	NortonLifeLock, Inc.	2,689,293
14,780	Palo Alto Networks, Inc.*	2,536,100
22,630	PTC, Inc.*	2,666,493
8,075	Synopsys, Inc.*	2,362,341
7,200	Tyler Technologies, Inc.*	2,327,976

		27,448,002

Specialty Retail – 3.9%
15,280	Advance Auto Parts, Inc.	2,901,978
36,140	Best Buy Co., Inc.	2,472,337
13,315	Tractor Supply Co.	2,926,238

		8,300,553

Technology Hardware, Storage & Peripherals – 1.2%
38,705	NetApp, Inc.	2,681,095

Textiles, Apparel & Luxury Goods* – 1.2%
7,950	Lululemon Athletica, Inc.	2,615,868

TOTAL COMMON STOCKS
(Cost $170,287,740)		$210,461,681

Shares	Description	Value

Exchange Traded Fund – 1.4%
36,320	iShares Russell Midcap Growth Index Fund
(Cost $2,940,967)		$ 3,074,851

Shares	Dividend Rate	Value

Investment Company – 1.5%
State Street Institutional US Government Money Market Fund — Premier Class
3,112,837	3.006%	$ 3,112,837
(Cost $3,112,837)

TOTAL INVESTMENTS – 100.4%
(Cost $176,341,544)		$216,649,369

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(881,827)

NET ASSETS – 100.0%		$215,767,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/22	AS OF 10/31/21

Information Technology	28.7%	31.5%
Industrials	17.9	14.9
Health Care	14.4	17.5
Consumer Discretionary	13.5	13.4
Financials	5.9	5.2
Consumer Staples	4.8	3.6
Energy	4.0	—
Real Estate	3.4	2.4
Materials	2.6	3.6
Communication Services	2.3	3.4
Investment Company	1.5	1.9
Exchange Traded Fund	1.4	2.6

TOTAL INVESTMENTS	100.4%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2022.

A conversation with Scott Colbert, Brent Schowe and Wm. Michael Cody, Portfolio Managers of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2022, the Fund generated a cumulative total return of -15.39%. This return compares to the -15.68% cumulative total return of its benchmark, the Bloomberg Aggregate Bond Index over the same period.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Targeting the Fund’s duration to be less than its benchmark’s duration contributed to the Fund’s outperformance during the period. To control inflation the Federal Reserve raised interest rates to slow the economy. Shorter duration holdings were less negatively impacted by the interest rate hikes.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: At the start of 2022 the portfolio’s duration was gradually moved shorter relative to the duration of its benchmark. As the year progressed Treasury yields rose across all maturities on the Treasury yield curve. Relative to its benchmark, the rise in rates had less of a negative impact on the Fund.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Focusing on improving credit quality by reducing Corporate BBB exposure and raising AAA exposure via Treasury purchases enhanced returns for the Fund. Lower rated holdings underperformed to a greater extent than higher rated holdings during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Maintaining the Fund’s relative overweight to the Corporate bonds detracted from the Fund’s performance on both an absolute and relative basis. The Russia/Ukraine war and signs of a slowing U.S. economy led to credit spreads widening and a corresponding deterioration in Corporate bond prices.

THE BOND FUND

Performance Summary

October 31, 2022 (Unaudited)

The following is performance information for The Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2012 through October 31, 2022.

Average Annual Total Return through October 31, 2022	One Year	Five Years	Ten Years

Bond Fund(a)	–15.39%	–0.38%	1.18%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Bloomberg Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE BOND FUND

Schedule of Investments

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 44.5%
Aerospace/Defense(a) – 0.4%
Boeing Co.
$ 5,000,000	5.805%		05/01/50	$4,284,740

Auto Manufacturers – 2.6%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,802,599

Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,859,875

Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,325,225

General Motors Co.(a)
3,450,000	6.600		04/01/36	3,250,125

General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,618,520
1,615,000	3.100		01/12/32	1,227,150

Mercedes-Benz Finance North America LLC(b)
3,485,000	0.750		03/01/24	3,281,698

PACCAR Financial Corp.
5,000,000	2.150		08/15/24	4,745,797

Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	3,658,879

				25,769,868

Banks – 7.2%
Bank of America Corp.
3,000,000	4.450		03/03/26	2,875,020

(3M USD LIBOR + 1.040%),
6,749,000	3.419	(a)(c)	12/20/28	5,956,993

Citigroup, Inc.
1,000,000	5.500		09/13/25	990,861
3,500,000	4.450		09/29/27	3,248,757

(SOFR + 2.086%),
4,400,000	4.910	(a)(c)	05/24/33	3,997,350

(SOFR + 1.379%),
2,000,000	2.904	(a)(c)	11/03/42	1,259,096

HSBC Holdings PLC
3,130,000	6.100		01/14/42	2,896,089

Huntington Bancshares, Inc.(a)(c) (SOFR + 2.050%)
4,000,000	5.023		05/17/33	3,622,758

JPMorgan Chase & Co. (3M USD LIBOR + 1.000%),
150,000	5.327	(c)	04/26/23	149,755

(SOFR + 0.885%),
1,500,000	3.944	(a)(c)	04/22/27	1,446,645

(SOFR + 1.560%),
1,000,000	4.323	(a)(c)	04/26/28	929,932

(3M USD LIBOR + 1.330%),
2,000,000	4.452	(a)(c)	12/05/29	1,823,095

(3M USD LIBOR + 1.160%),
1,650,000	3.702	(a)(c)	05/06/30	1,435,129
2,520,000	5.600		07/15/41	2,356,157

KeyBank NA
3,000,000	3.400		05/20/26	2,762,515

Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,883,360

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)

Morgan Stanley(a)(c) (SOFR + 1.200%)
$ 2,900,000	2.511%		10/20/32	$2,180,454

Northern Trust Corp.(a)
5,438,000	3.150		05/03/29	4,785,131

PNC Bank NA
3,830,000	4.050		07/26/28	3,474,974

The PNC Financial Services Group, Inc.(a)(c) (3M USD LIBOR + 3.678%)
2,500,000	8.118		07/29/49	2,493,704

Truist Financial Corp.
3,500,000	2.500	(a)	08/01/24	3,338,395
2,265,000	1.125	(a)	08/03/27	1,835,520

(SOFR + 2.300%),(c)
1,900,000	6.123		10/28/33	1,899,696

UBS Group AG (1 year CMT + 0.850%),
2,000,000	1.494	(a)(b)(c)	08/10/27	1,647,800

(1 year CMT + 1.750%),
2,500,000	4.751	(a)(b)(c)	05/12/28	2,290,138

Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,364,025
1,500,000	4.650		11/04/44	1,160,364
5,000,000	4.750		12/07/46	3,844,717

Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	1,949,017

				71,897,447

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439		10/06/48	4,839,876

PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,913,387

				6,753,263

Biotechnology(a) – 0.2%
Amgen, Inc.
3,175,000	2.770		09/01/53	1,806,325

Chemicals(a) – 0.3%
Linde, Inc.
2,000,000	3.200		01/30/26	1,899,223

The Sherwin-Williams Co.
1,075,000	2.200		03/15/32	808,510

				2,707,733

Commercial Services – 1.4%
Emory University(a)
2,000,000	1.566		09/01/25	1,812,655

Equifax, Inc.(a)
2,000,000	5.100		12/15/27	1,927,268

Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	5,843,940

Northwestern University
1,000,000	4.643		12/01/44	906,442

The Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,654,123

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Thomas Jefferson University
$ 1,375,000	2.368%	11/01/25	$1,253,405

			14,397,833

Computers(a) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	2,942,367

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,818,461

Diversified Financial Services – 1.9%
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	882,395

Aviation Capital Group LLC(a)(b)
5,500,000	1.950	09/20/26	4,422,746

Blackstone Private Credit Fund(a)
1,500,000	4.000	01/15/29	1,220,733

Blackstone Secured Lending Fund(a)
4,200,000	3.625	01/15/26	3,782,812

Brookfield Finance, Inc.(a)
3,100,000	4.700	09/20/47	2,298,011

Capital One Financial Corp.(a)(c) (SOFR + 2.370%)
3,000,000	5.268	05/10/33	2,675,223

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	972,930

The Charles Schwab Corp.(a)
1,225,000	2.750	10/01/29	1,036,127
2,500,000	1.950	12/01/31	1,867,026

			19,158,003

Electrical Equipment – 3.5%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,186,488

Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,515,211

Emerson Electric Co.
1,000,000	6.125	04/15/39	1,013,197

Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	2,856,253

Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,041,138

Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,510,789

National Grid USA
3,375,000	8.000	11/15/30	3,606,229

Nevada Power Co.(a)
1,250,000	3.125	08/01/50	770,935

Ohio Power Co.
2,870,000	5.850	10/01/35	2,743,972

Pacific Gas and Electric Co.(a)
1,000,000	4.550	07/01/30	875,232
1,000,000	4.950	07/01/50	742,613

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)

PacifiCorp
$ 1,900,000	6.100%		08/01/36	$1,846,396

PG&E Wildfire Recovery Funding LLC
1,225,000	3.594		06/01/30	1,146,715

PPL Electric Utilities Corp.(a)
2,225,000	4.750		07/15/43	1,899,316

Public Service Enterprise Group, Inc.(a)
5,500,000	8.625		04/15/31	6,227,411

Southern California Edison Co.
1,000,000	5.550		01/15/37	913,861

Wisconsin Power and Light Co.(a)
1,000,000	1.950		09/16/31	760,799

Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	1,984,474

				34,641,029

Energy – 0.4%
HF Sinclair Corp.
3,850,000	5.875		04/01/26	3,743,563

Entertainment(a)(b) – 0.1%
Warnermedia Holdings, Inc.
1,000,000	3.755		03/15/27	889,337

Food(a)(b) – 0.6%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,307,425

Gas(a) – 0.7%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,059,261

Boston Gas Co.(b)
2,900,000	3.001		08/01/29	2,400,043

Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,131,870

				6,591,174

Healthcare-Products(a) – 0.2%
Baxter International, Inc.
3,000,000	2.539		02/01/32	2,284,689

Healthcare-Services – 2.4%
Adventist Health System(a)
7,000,000	2.952		03/01/29	5,947,555

Ascension Health
3,000,000	2.532	(a)	11/15/29	2,495,378
1,500,000	3.945		11/15/46	1,168,054

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	2,948,625

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,134,507

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – (continued)
Mayo Clinic
$ 2,600,000	3.774%	11/15/43	$1,950,172

SSM Health Care Corp.(a)
3,000,000	3.688	06/01/23	2,975,245
4,990,000	3.823	06/01/27	4,700,629

			24,320,165

Insurance – 5.6%
Americo Life, Inc.(b)
5,206,000	3.450	04/15/31	3,834,993

Arch Capital Group Ltd.
2,149,000	7.350	05/01/34	2,305,518

Assured Guaranty US Holdings, Inc.(a)
4,715,000	3.150	06/15/31	3,744,376

AXIS Specialty Finance LLC(a)
3,000,000	3.900	07/15/29	2,596,975

Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200	08/15/48	3,383,677

Equitable Financial Life Global Funding(b)
3,000,000	1.300	07/12/26	2,561,373
5,000,000	1.750	11/15/30	3,731,957
Guardian Life Global Funding(b)
5,000,000	1.250	11/19/27	4,120,782
Jackson National Life Global Funding(b)
2,600,000	3.250	01/30/24	2,521,656

Loews Corp.
3,000,000	6.000	02/01/35	2,973,654
MassMutual Global Funding II(b)
6,150,000	2.950	01/11/25	5,867,629
MetLife, Inc.(a)
2,055,000	10.750	08/01/39	2,655,081
Principal Life Global Funding II(b)
1,340,000	0.500	01/08/24	1,266,235
Reinsurance Group of America, Inc.(a)
2,000,000	3.950	09/15/26	1,895,511
2,500,000	3.150	06/15/30	2,046,859
Reliance Standard Life Global Funding II(b)
1,750,000	2.750	01/21/27	1,548,917
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270	05/15/47	2,328,919
The Prudential Insurance Co. of America(b)
2,775,000	8.300	07/01/25	2,935,951
The Travelers Cos., Inc.(a)
2,000,000	4.100	03/04/49	1,526,060
Travelers Property Casualty Corp.
1,493,000	7.750	04/15/26	1,617,122

			55,463,245

Machinery-Diversified – 0.6%
John Deere Capital Corp.
4,000,000	4.350	09/15/32	3,752,555
Rockwell Automation, Inc.(a)
3,000,000	3.500	03/01/29	2,729,301

			6,481,856

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 0.5%
Comcast Corp.
$ 1,250,000	6.400%		05/15/38	$1,263,632
1,500,000	2.800	(a)	01/15/51	887,512

ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,548,521

				4,699,665

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	2,763,533

Miscellaneous Manufacturing(a)(c) – 0.4%
General Electric Co. (3M USD LIBOR + 3.330%)
3,748,000	6.623		12/29/49	3,612,135

Oil-Field Services – 2.0%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,295,556
BP Capital Markets America, Inc.(a)
4,000,000	3.543		04/06/27	3,719,592
Equinor ASA
1,795,000	6.800		01/15/28	1,884,433
Phillips 66(a)
3,000,000	4.650		11/15/34	2,684,037
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,437,500
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,008,291

Tosco Corp.
2,095,000	8.125		02/15/30	2,399,289

				20,428,698

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,072,484
5,000,000	2.100	(a)	04/30/27	4,391,721

International Paper Co.
2,925,000	8.700		06/15/38	3,436,879

				9,901,084

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,079,786
CVS Pass-Through Trust(b)
2,195,106	7.507		01/10/32	2,262,822

Johnson & Johnson
4,970,000	5.950		08/15/37	5,306,830

Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,552,410
2,900,000	7.200		03/15/39	3,391,769

				15,593,617

Pipelines – 1.9%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,630,739

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Energy Transfer LP(a)
$ 3,000,000	4.900%	03/15/35	$2,490,975

Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	3,896,440
Magellan Midstream Partners LP(a)
2,635,000	3.950	03/01/50	1,789,609

Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	692,231
1,450,000	7.625	04/01/37	1,495,966
TransCanada PipeLines Ltd.(a)
1,000,000	4.875	01/15/26	976,293

Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	3,775,765

			18,748,018

Real Estate(a) – 3.8%
AvalonBay Communities, Inc.
1,500,000	1.900	12/01/28	1,222,261

ERP Operating LP
1,505,000	2.850	11/01/26	1,362,804

Healthcare Realty Holding LP
1,075,000	2.050	03/15/31	750,447

Kimco Realty Corp.
1,000,000	3.850	06/01/25	948,814

Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,605,045

National Retail Properties, Inc.
1,000,000	3.900	06/15/24	973,424

Office Properties Income Trust
4,000,000	4.250	05/15/24	3,631,908

Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,054,057

Physicians Realty LP
1,325,000	2.625	11/01/31	981,786

Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,271,990
2,348,000	4.450	03/15/24	2,303,577

Realty Income Corp.
2,400,000	0.750	03/15/26	2,044,647
2,400,000	3.950	08/15/27	2,226,456
SBA Tower Trust(b)
3,520,000	3.448	03/15/23	3,485,371
1,575,000	2.836	01/15/25	1,462,105
Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	3,606,960

Simon Property Group LP
2,815,000	3.750	02/01/24	2,765,301

Sun Communities Operating LP
1,000,000	2.700	07/15/31	735,340

Ventas Realty LP
2,910,000	3.500	02/01/25	2,761,948

			38,194,241

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retail(a) – 0.1%
Advance Auto Parts, Inc.
$ 1,135,000	1.750%		10/01/27	$926,531

Semiconductors(a) – 0.6%
Broadcom, Inc.(b)
1,000,000	1.950		02/15/28	814,495
3,500,000	3.469		04/15/34	2,616,870

Texas Instruments, Inc.
2,925,000	3.875		03/15/39	2,428,987

				5,860,352

Software(a) – 0.5%

Fidelity National Information Services, Inc.
2,500,000	1.150		03/01/26	2,151,951

Salesforce, Inc.
2,850,000	1.950		07/15/31	2,220,942
1,000,000	2.900		07/15/51	640,884

				5,013,777

Technology Services(a)(b) – 0.2%
Meta Platforms, Inc.
2,320,000	3.850		08/15/32	1,975,130

Telecommunications – 1.0%
AT&T, Inc.
4,000,000	6.250		03/29/41	3,967,773

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
1,250,000	4.738		03/20/25	1,230,826

Verizon Communications, Inc.
4,748,000	4.329		09/21/28	4,449,502

				9,648,101

Transportation – 1.0%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,099,199

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,232,633
1,310,000	2.450	(a)	05/01/50	749,180

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,874,265
2,500,000	6.125	(a)(e)	09/15/15	2,255,089
Kansas City Southern(a)
1,000,000	4.950		08/15/45	842,432
1,500,000	4.700		05/01/48	1,221,370
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	411,017

				9,685,185

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	1,751,062

TOTAL CORPORATE OBLIGATIONS
(Cost $524,178,277)				$442,059,653

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 17.8%
Automotive(b) – 2.9%

Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
$ 1,816,667	2.970%	03/20/24	$1,807,667

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700	09/20/24	4,087,563

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360	03/20/26	10,293,210

Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	1,838,558

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,534,128

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,762,043

Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,360,153

			28,683,322

Credit Card(b) – 0.2%

Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,808,895
Home Equity – 0.3%

Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
399,170	4.366	01/25/35	391,006

Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(f)
95,909	3.887	05/25/34	94,148

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
133,539	4.250	09/25/33	120,574

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
1,550,322	4.261	12/25/34	1,488,333

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
387,225	5.140	11/25/35	377,924

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
782,725	7.490	07/25/29	709,848

			3,181,833

Manufactured Housing – 0.0%

Mid-State Trust Series 2011, Class A1
96,336	4.864	07/15/38	91,982

Other – 13.8%

Affirm Asset Securitization Trust Series 22-A, Class 1A(b)
1,000,000	4.300	05/17/27	943,352

AFN LLC Series 2019-1A, Class A1(b)
4,864,459	3.780	05/20/49	4,638,880

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	3,933,827

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Beacon Container Finance LLC Series 2021-1A, Class A(b)
$ 2,700,000	2.250%	10/22/46	$2,297,866

BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	826,240

CAL Funding IV Ltd. Series 2020-1A, Class A(b)
4,937,500	2.220	09/25/45	4,247,621

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(f)
650,578	5.907	06/25/32	594,104

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
3,235,351	4.046	12/25/33	3,010,904

CLI Funding LLC Series 2018-1A, Class A1(b)
3,260,133	2.720	01/18/47	2,739,854

CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,164,088	2.090	07/20/51	2,611,225

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M USD LIBOR + 0.400%)
368,681	3.986	02/25/37	330,644

DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,970,000	2.493	11/20/51	3,174,043

Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,249,874

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,191,250	4.118	07/25/47	5,597,342

DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2(b)
2,722,500	2.791	10/20/51	2,104,588

FCI Funding LLC Series 2021-1A, Class A(b)
974,011	1.130%	04/15/33	947,645

GBX Leasing Series 2022-1, Class A(b)
1,643,259	2.870	02/20/52	1,395,854

Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
4,100,655	2.260	11/19/40	3,587,054

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
1,252,384	5.334	08/25/44	1,233,598

Home Partners of America Trust Series 2019-1, Class A(b)
6,355,355	2.908	09/17/39	5,665,540

Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
3,960,000	3.445	02/26/52	3,388,176

Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,623,304

LFS LLC Series 2021-A, Class A(b)
726,928	2.460	04/15/33	689,867

LFS LLC Series 2021-B, Class A(b)
2,093,564	2.400	12/15/33	1,955,870

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
131,182	4.206	08/25/33	124,256

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
1,994,228	2.980	01/15/45	1,918,295

20	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
$ 4,861,135	4.060%	01/15/45	$4,458,034

NP SPE II LLC Series 2016-1A, Class A1(b)
1,442,165	4.164	04/20/46	1,372,113

OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,380,719

PACEWell 5 Trust Series 2021-1, Class A(b)
2,710,780	2.628	10/10/59	2,210,337

PEAR Series 2020-1, Class A(b)
2,136,685	3.750	12/15/32	2,083,517

Progress Residential Trust Series 2020-SFR2, Class A(b)
998,766	2.078	06/17/37	906,999

Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,531,832

ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,930,000	2.841	01/30/51	3,137,248

SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,970,000	2.394	04/25/51	1,542,555

Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
419,055	0.990	11/20/37	386,323

STAR Trust Series 2021-SFR1, Class A(b)(c) (1M USD LIBOR + 0.600%)
3,324,227	4.013	04/17/38	3,198,735

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
6,148,797	3.242	01/01/31	5,679,222

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
151,976	4.711	06/25/33	149,779

Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,910,563	1.946	08/25/51	1,584,223

Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
4,752,005	4.163	07/15/40	3,453,574

Tif Funding II LLC Series 2020-1A, Class A(b)
1,912,833	2.090	08/20/45	1,627,472

Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,745,663

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	4,965,737

Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	8,533,133

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,265,752	3.820	04/17/49	3,885,573

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,673,334

Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
5,143,229	2.110	09/20/45	4,319,912

Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
432,708	1.860	03/20/46	361,177

TVEST 2021A LLC Series 2021-A, Class A(b)
1,683,744	2.350	09/15/33	1,614,910

Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,230,400

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
$ 2,737,500	3.783%	06/15/49	$2,478,185

Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,234,375	2.370	06/15/51	959,444

			137,299,973

Student Loan – 0.6%

DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
98,822	2.850	05/27/42	98,560

Massachusetts Educational Financing Authority Series 2018-A, Class A
1,441,772	3.850	05/25/33	1,366,015

Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
737,650	2.650	12/15/28	729,036

Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
77,869	3.190	02/18/42	77,586

Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
44,815	2.740	10/25/32	44,709

Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
2,120,508	3.590	01/25/48	2,042,813

South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
1,248,260	5.086	01/25/36	1,240,166

Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
674,572	4.186	01/25/46	669,771

			6,268,656

TOTAL ASSET-BACKED SECURITIES
(Cost $199,655,965)			$177,334,661

Mortgage-Backed Obligations – 13.8%
Collateralized Mortgage Obligations – 12.7%

Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
$ 175,153	3.500%	03/25/46	$153,857

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,053

Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(g)
3,422,225	2.500	06/25/51	2,632,222

Bayview MSR Opportunity Master Fund Trust Series 2021-INV2-6, Class A1(b)(c)(g)
9,281,542	3.000	10/25/51	7,456,410

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
822,439	3.465	11/25/35	605,922

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
167,427	5.750	01/25/34	137,754

CAFL Issuer LLC Series 2022-RTL1, Class A1(f)
2,000,000	4.250	05/28/29	1,853,430

The accompanying notes are an integral part of these financial statements.	21

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
$ 355,918	6.750%	08/25/34	$330,563

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
20,199	2.973	04/25/37	19,550

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
12,243	5.250	09/25/19	11,776

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,852	6.500	08/25/32	2,831

Countrywide Home Loans Trust Series 2005-27, Class 2A1
333,306	5.500	12/25/35	147,076

Countrywide Home Loans Trust Series 2005-6, Class 2A1
79,806	5.500	04/25/35	59,705

Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
445,206	4.126	03/25/35	388,534

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
101,753	5.250	07/25/33	93,028

CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
3,560,948	2.500	07/25/28	3,251,293

CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
402,345	3.500	10/25/47	353,572

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
512,980	3.000	06/25/43	455,549

FHLMC REMIC Series 1579, Class PM
3,983	6.700	09/15/23	3,985

FHLMC REMIC Series 2103, Class TE
18,047	6.000	12/15/28	18,390

FHLMC REMIC Series 2110, Class PG
91,911	6.000	01/15/29	93,147

FHLMC REMIC Series 2391, Class Z
272,496	6.000	12/15/31	275,851

FHLMC REMIC Series 2603, Class C
6,462	5.500	04/15/23	6,443

FHLMC REMIC Series 4088, Class EP
78,662	2.750	09/15/41	77,791

FHLMC REMIC Series 4272, Class DG
179,068	3.000	04/15/43	171,318

FHLMC REMIC Series 4370, Class PA
78,420	3.500	09/15/41	76,888

FHLMC REMIC Series 4792, Class AC
165,870	3.500	05/15/48	149,888

FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	4,924,697

FHLMC REMIC Series 5081, Class QA
674,940	2.000	12/25/50	545,707

FHLMC REMIC Series 5139, Class EC
4,250,000	2.500	09/25/51	3,035,771

Finance of America Structured Securities Trust
1,493,808	2.500	01/25/57	1,350,029

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
$ 600,330	5.500%	05/25/35	$400,909

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
161,559	3.500	04/25/48	158,003

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
1,031,355	3.500	10/25/49	931,773

Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(g)
3,530,372	2.500	09/25/51	2,715,767

FNMA REMIC Series 2001-45, Class WG
29,135	6.500	09/25/31	29,389

FNMA REMIC Series 2003-117, Class KB
1,246,368	6.000	12/25/33	1,278,545

FNMA REMIC Series 2003-14, Class AP
7,261	4.000	03/25/33	7,137

FNMA REMIC Series 2004-53, Class NC
15,932	5.500	07/25/24	15,879

FNMA REMIC Series 2014-80, Class KA
886,630	2.000	03/25/44	641,925

FNMA REMIC Series 2015-2, Class PA
1,181,038	2.250	03/25/44	1,073,790

FNMA REMIC Series 2015-30, Class JA
959,642	2.000	05/25/45	814,792

FNMA REMIC Series 2016-16, Class PD
462,446	3.000	12/25/44	438,226

FNMA Series 2003-W6, Class 3A
54,217	6.500	09/25/42	55,160

GCAT Trust Series 2022-HX1, Class A1(b)(c)(g)
6,404,337	2.885	12/27/66	5,582,220

GNMA REMIC Series 17-H23, Class MA
1,289,349	3.000	11/20/67	1,214,937

GNMA REMIC Series 2015-167, Class KM
89,376	3.000	12/20/43	82,236

GNMA REMIC Series 2015-94, Class AT
493,928	2.250	07/16/45	439,049

GNMA REMIC Series 2016-129, Class W
175,515	2.500	07/20/46	149,828

GNMA REMIC Series 2018-37, Class KT
529,703	3.500	03/20/48	482,616

GNMA REMIC Series 2021-116, Class LG
9,170,170	2.000	06/20/51	7,878,218

GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(g)
7,270,707	2.500	04/25/52	5,611,226

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(g)
10,310,676	2.500	04/25/52	7,957,347

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)
(1M USD LIBOR + 0.340%)
241,552	3.926	12/25/34	218,235

22	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
$ 53,152	3.028%	06/25/34	$50,698

Impac CMB Trust Series 2003-2F, Class A(f)
94,930	5.730	01/25/33	90,637

Impac CMB Trust Series 2004-4, Class 1A1(c)
(1M USD LIBOR + 0.640%)
143,404	4.226	09/25/34	140,190

Impac CMB Trust Series 2004-4, Class 2A2(f)
1,104,174	5.378	09/25/34	1,086,119

Impac Secured Assets Corp. Series 2004-2, Class A6(f)
24	4.887	08/25/34	23

Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(g)
3,249,200	2.493	02/25/67	2,764,885

J.P. Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(g)
10,893,638	2.500	05/25/52	8,407,252

JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
754,459	6.000	03/25/36	416,294

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
107,331	3.165	04/25/37	87,447

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
470,170	3.353	07/25/43	422,280

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
561,274	3.000	06/25/29	519,941

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
1,113,711	3.500	08/25/47	977,731

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
130,590	3.500	11/25/48	119,514

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
553,616	3.500	12/25/48	493,046

JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(g)
2,686,173	2.500	12/25/51	2,073,075

JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(g)
4,061,556	2.500	11/25/51	3,447,087

Kiavi Issuer Trust Series 2022 SR1, Class A1A(b)(f)
5,500,000	6.000	09/25/25	5,390,000

Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
201,286	1.559	07/25/33	195,353

Master Alternative Loans Trust Series 2004-4, Class 1A1
39,017	5.500	05/25/34	36,427

Master Alternative Loans Trust Series 2004-4, Class 8A1
380,493	6.500	05/25/34	350,821

Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(g)
14,801	3.500	03/25/48	14,689

Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
84,505	2.799	03/25/33	74,411

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
334,791	5.109	11/25/35	204,984

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
$ 492,371	6.000%	08/25/37	$211,314
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
2,382,562	4.000	08/27/57	2,211,770

New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(g)
4,501,922	2.500	06/25/51	3,474,394

OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
148,663	4.000	05/27/49	137,595

Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(g)
4,227,256	2.500	06/25/51	3,587,719

PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c)
(1M USD LIBOR + 2.250%)
17,052	5.378	05/25/38	16,213

Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(g)
4,414,682	2.500	07/25/51	3,746,789

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
173,871	4.053	11/25/21	97,972

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
3,194	5.621	07/25/35	2,999

Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c)
(1M USD LIBOR + 0.500%)
105,497	4.086	07/25/35	76,715

Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
49,159	5.500	11/25/35	38,158

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,978,819	3.000	07/25/56	1,848,620

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,137,719

Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
170,126	4.109	11/20/34	150,596

Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
504,179	1.874	02/25/43	419,582

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
1,107,344	2.500	05/25/43	939,803

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
547,945	3.000	11/25/30	501,720

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
569,549	3.500	11/25/46	489,154

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
483,295	3.500	08/25/47	417,385

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
1,136,188	3.500	09/25/47	996,610

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
398,010	3.500	02/25/48	342,380

The accompanying notes are an integral part of these financial statements.	23

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
$ 626,376	3.500%	10/25/47	$549,816

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
128,369	3.921	10/25/34	119,288

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
31,021	3.946	04/25/34	30,558
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
119,305	3.930	10/25/33	114,029

Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
86,152	3.956	11/25/33	83,451

Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
69,923	3.824	11/25/33	63,459

UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(g)
11,178,456	2.500	12/25/51	8,536,003

Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(g)
312,926	2.500	06/25/51	241,503

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
1,073,062	3.500	08/20/45	941,316

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
782,887	3.500	01/20/46	688,529

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $145,222,549)			$126,442,300

Commercial Mortgage Obligations – 0.5%

Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
775,620	3.147	02/10/47	764,766

GNMA REMIC Series 2013-68, Class B(c)(g)
670,131	2.500	08/16/43	642,790

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
865,430	2.579	03/10/49	859,286

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
1,954,923	2.739	04/15/48	1,950,749

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $4,294,713)			$4,217,591

Federal Agencies – 0.6%
FHLMC
48,082	7.000	05/01/26	48,413
9,398	7.500	12/01/30	9,934
17,055	7.500	01/01/31	17,751
31,189	7.000	08/01/31	32,516

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FHLMC (continued)
$ 402,759	5.000%		05/01/33	$398,381
(1 Year CMT + 2.229%),
40,872	3.215	(c)	05/01/34	41,220
(12M USD LIBOR + 1.841%),
67,651	2.090	(c)	01/01/36	66,179
529,041	4.000		06/01/42	497,688
397,715	3.000		06/01/45	335,694
(12M USD LIBOR + 1.600%),
786,843	2.716	(c)	07/01/45	755,015

FNMA
380,372	2.500		05/01/28	350,045
(6M USD LIBOR + 1.413%),
13,464	2.663	(c)	02/01/33	13,129
(12M USD LIBOR + 1.760%),
32,070	2.259	(c)	02/01/35	31,508
(12M USD LIBOR + 1.597%),
98,260	3.126	(c)	12/01/45	100,474
126,027	4.500		01/01/48	117,789
880,590	2.500		06/01/51	707,120

GNMA
5,502	7.500		08/20/25	5,552
24,652	7.500		07/20/26	25,093
9,848	6.500		04/15/31	10,132
60,785	6.500		05/15/31	62,538
797,680	2.500		06/20/31	710,382
17,919	5.000		02/20/49	17,110

UMBS
3,306	6.500		03/01/26	3,479
8,247	6.500		10/01/28	8,503
8,407	7.500		09/01/29	8,395
20,360	7.000		03/01/31	20,406
1,957	7.500		03/01/31	1,990
6,543	7.000		11/01/31	6,524
21,919	7.000		01/01/32	21,906
33,449	6.000		12/01/32	33,672
955,861	3.500		08/01/35	887,211
666,120	5.000		08/01/48	661,153

TOTAL FEDERAL AGENCIES
(Cost $6,720,903)				6,006,902

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $156,238,165)				$136,666,793

U.S. Treasury Obligations – 11.4%
United States Treasury Bonds
$ 12,000,000	1.750%		08/15/41	$7,800,469
3,000,000	3.125		08/15/44	2,419,688
2,125,000	2.500		02/15/45	1,523,276
5,000,000	2.500		02/15/46	3,561,719
20,000,000	2.750		11/15/47	14,946,094
6,000,000	3.000		02/15/48	4,718,437
7,000,000	2.250		08/15/49	4,735,664

United States Treasury Inflation Indexed Bond
9,175,110	0.750		02/15/42	7,511,405

24	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Inflation Indexed Note
$ 6,130,450	0.375%	01/15/27	$5,790,641

United States Treasury Notes
6,000,000	1.625	04/30/23	5,918,672
5,000,000	1.375	08/31/23	4,866,992
12,500,000	0.125	09/15/23	12,019,531
2,500,000	0.250	11/15/23	2,389,063
5,000,000	2.250	01/31/24	4,854,492
10,000,000	2.125	03/31/24	9,657,031
6,000,000	2.875	05/31/25	5,763,750
5,000,000	1.500	08/15/26	4,498,437
2,000,000	2.250	02/15/27	1,837,344
6,380,000	0.625	05/15/30	4,954,967
5,000,000	1.375	11/15/31	3,984,766

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $130,052,977)			$113,752,438

Municipal Bond Obligations – 9.9%
California – 1.6%

Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
$ 5,000,000	0.000%	08/01/38	$2,409,855

California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,649,489

City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	2,993,890

Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E(a)
1,730,000	3.223%	08/01/38	1,333,067

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	3,193,780

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,346,370

			15,926,451

Colorado – 0.1%

County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800	06/01/23	713,123

Connecticut – 0.3%

Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,386,539

Florida(a) – 0.3%

Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,451,003

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida(a) – (continued)
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
$ 1,500,000	2.520%	08/01/31	$1,186,378

			2,637,381

Hawaii(a) – 0.3%

State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,849,195

Idaho(a) – 0.5%

Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,108,052

Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,458,858

			5,566,910

Illinois – 0.4%

Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,399,010

Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,031,649

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,000,904

			4,431,563

Indiana(a) – 0.1%

Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	732,278

Kentucky – 1.0%

Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,506,098

Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,346,681

River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,430,074

			10,282,853

Louisiana – 0.2%

City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,751,787

Michigan – 0.3%

Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,668,513

The accompanying notes are an integral part of these financial statements.	25

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
$ 2,150,000	2.380%	05/01/29	$1,813,587

			3,482,100

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,448,546

State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,441,080

			3,889,626

Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,510,830

Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,800,097

			5,310,927

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,381,746

New Jersey(a) – 0.4%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,593,052

New York(a) – 0.7%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,349,849

New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,496,183

New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350%	03/15/26	1,857,495

			6,703,527

Ohio – 0.7%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,204,546

South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	1,997,898

University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,479,859

			6,682,303

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
$ 495,000	4.220%	06/30/30	$468,147

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,208,640

			1,676,787

Pennsylvania(a) – 0.5%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,465,028

State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,141,589

			4,606,617

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,836,316

Texas – 0.7%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,124,724

City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	4,556,820

			6,681,544

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,789,482

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $108,817,684)			$97,912,107

Agency Debentures – 1.2%
FHLMC
$ 5,250,000	0.250%	11/06/23	$5,016,086
FNMA(a)
6,400,000	0.420	11/18/24	5,853,836
1,500,000	0.400	11/25/24	1,370,362

TOTAL AGENCY DEBENTURES
(Cost $13,147,615)			$12,240,284

26	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Shares	Dividend Rate	Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund — Premier Class
6,951,885 (Cost $6,951,885)	3.006%	$6,951,885

TOTAL INVESTMENTS – 99.3%
(Cost $1,139,042,568)		$986,917,821

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		6,987,135

NET ASSETS – 100.0%		$993,904,956

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2022.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2022. Maturity date disclosed is the ultimate maturity.

(g)	Rate shown is that which is in effect on October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
Q-SBLF	—Qualified School Bond Loan Fund
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/22	AS OF 10/31/21

Corporate Obligations	44.5%	50.4%
Asset-Backed Securities	17.8	18.0
Collateralized Mortgage Obligations	12.7	9.2
U.S. Treasury Obligations	11.4	7.8
Municipal Bond Obligations	9.9	9.3
Agency Debentures	1.2	1.9
Investment Company	0.7	2.1
Federal Agencies	0.6	0.8
Commercial Mortgage Obligations	0.5	0.6

TOTAL INVESTMENTS	99.3%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

THE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2022.

A conversation with Scott Colbert, Brent Schowe and Wm. Michael Cody, Portfolio Managers of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2022, the Fund returned a cumulative -7.52%. The return of the Fund’s benchmark, the Bloomberg 1-5 Year Government Bond Index, was a cumulative -6.74% over the same period.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The Fund’s shorter duration relative to that of the benchmark contributed to performance. To control inflation the Federal Reserve raised interest rates to slow the economy. Shorter duration holdings were less negatively impacted by the interest rate hikes.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Duration was actively shortened by selling longer maturity securities, and purchases were directed away from mortgages towards very short Treasury and agency bonds in anticipation of each federal funds rate increase.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: New deposits to the Fund as well as maturities and paydowns were primarily directed to Treasury bills and short Treasury notes throughout 2022 as the Fed remained committed to taming inflation with rate increases.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s allocation to mortgage backed securities detracted from both the absolute and relative returns of the Fund vs its unmanaged benchmark during the period as the sharp increase in interest rates extended the maturity of these securities as mortgage prepayment speeds slowed.

THE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2022 (Unaudited)

The following is performance information for The Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2012 through October 31, 2022.

Average Annual Total Return through October 31, 2022	One Year	Five Years	Ten Years

Short-Term Government Fund(a)	–7.52%	–0.29%	0.17%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Bloomberg 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 46.8%
Collateralized Mortgage Obligations – 37.0%
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
$ 1,459	4.496%	09/20/34	$1,344

Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
52,117	3.576	11/25/33	46,412

Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
398,319	1.747	09/25/51	326,623

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
14,550	4.325	11/25/34	13,160

BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)
465,516	2.034	06/25/56	392,604

BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
239,390	0.941	02/25/49	218,437

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
364,735	0.970	03/25/60	342,184

Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
167,923	1.724	02/25/55	159,150

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
14,531	3.545	09/25/34	12,850

Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(a)(b)(c)
365,576	0.938	05/25/66	271,712

Fannie Mae Grantor Trust Series 2011-T2, Class A1
461,334	2.500	08/25/51	409,284

FHLMC REMIC Series 3753, Class AS
238,408	3.500	11/15/25	233,324

FHLMC REMIC Series 5072, Class MY
678,787	1.000	12/25/50	522,652

FHLMC REMIC PAC Series 2022, Class PE
3,942	6.500	01/15/28	4,011

FHLMC REMIC PAC Series 2109, Class PE
12,289	6.000	12/15/28	12,495

FHLMC REMIC PAC Series 23, Class PK
4,978	6.000	11/25/23	4,979

FHLMC REMIC Series 3816, Class HA
608,350	3.500	11/15/25	595,789

FHLMC REMIC Series 4561, Class BA
331,737	3.500	09/15/42	323,969

FHLMC REMIC Series 5005, Class CA
4,074	2.000	04/25/41	4,059

FHLMC REMIC Series 5131, Class MA
678,384	1.500	04/25/49	569,364

FHLMC REMIC Series 5140, Class H
893,187	2.000	08/25/46	758,385

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (Continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 5144, Class PC
$ 918,620	1.500%	09/25/51	$750,111

FNMA REMIC Series 1993-182, Class FA(a)
(10 Year CMT – 0.650%)
455	3.300	09/25/23	455

FNMA REMIC Series 2003-117, Class KB
230,993	6.000	12/25/33	236,957

FNMA REMIC Series 2003-14, Class AP
9,763	4.000	03/25/33	9,596

FNMA REMIC Series 2010-109, Class M
346,233	3.000	09/25/40	322,483

FNMA REMIC Series 2011-146, Class NB
24,370	4.000	09/25/41	23,805

FNMA REMIC Series 2012-100, Class WA
227,673	1.500	09/25/27	212,575

FNMA REMIC Series 2012-110, Class CA
198,793	3.000	10/25/42	178,726

FNMA REMIC Series 2012-118, Class EB
242,747	1.500	11/25/27	226,731

FNMA REMIC Series 2013-112, Class G
138,213	2.125	07/25/40	131,797

FNMA REMIC Series 2013-135, Class GA
293,298	3.000	07/25/32	284,524

FNMA REMIC Series 2013-16, Class FY(a)
(1M USD LIBOR + 0.350%)
968,862	3.936	03/25/43	939,721

FNMA REMIC Series 2013-74, Class YA
177,273	3.000	05/25/42	168,056

FNMA REMIC Series 2015-15, Class CA
400,345	3.500	04/25/35	379,795

FNMA REMIC Series 2015-19, Class CA
140,642	3.500	01/25/43	136,577

FNMA REMIC Series 2015-2, Class PA
183,654	2.250	03/25/44	166,977

FNMA REMIC Series 2016-104, Class BA
251,296	3.000	01/25/47	230,800

FNMA REMIC Series 2016-24, Class TA
64,266	3.000	04/25/42	63,085

FNMA REMIC Series 2016-53, Class BV
506,192	3.500	11/25/27	488,398

FNMA REMIC Series 2016-96, Class A
311,238	1.750	12/25/46	277,865

FNMA REMIC Series 2017-46, Class EA
154,713	3.500	12/25/50	151,090

FNMA REMIC Series 2017-7, Class JA
174,922	2.000	02/25/47	143,735

FNMA REMIC Series 2019-10, Class PT
269,135	3.500	03/25/49	249,511

FNMA REMIC Series 2020-35, Class MA
348,251	2.000	12/25/43	313,947

30	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2020-56, Class AH
$ 674,325	2.000%	05/25/45	$609,381

FNMA REMIC Series 2021-28, Class YG
731,069	2.000	03/25/47	623,297

FNMA REMIC Series 2021-45, Class CB
565,723	2.000	02/25/44	509,097

FNMA REMIC Series 2021-56, Class HE
621,960	1.250	09/25/51	506,620

Freddie Mac REMICS
550,590	2.000	09/25/30	539,174

GCAT NQM6 Trust Series 2021-NQM6, Class A1(a)(b)(c)
423,568	1.855	08/25/66	352,230

GNMA REMIC Series 2009-65, Class AF
8,244	4.000	07/20/39	8,138

GNMA REMIC Series 2010-14, Class PA
4,329	3.000	02/20/40	4,219

GNMA REMIC Series 2012-13, Class EG
196,844	2.000	10/20/40	190,307

GNMA REMIC Series 2013-188, Class LE
535,989	2.500	11/16/43	470,826

GNMA REMIC Series 2014-131, Class DM
73,725	3.000	02/20/44	70,649

GNMA REMIC Series 2015-65, Class BD
246,834	2.250	05/20/45	218,686

GNMA REMIC Series 2015-94, Class AT
220,655	2.250	07/16/45	196,139

GNMA REMIC Series 2019-21, Class MA
292,793	3.500	09/20/47	278,058

GNMA REMIC Series 2021-59, Class PG
569,985	2.000	04/20/51	461,691

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
163,149	1.382	09/27/60	148,257
429,807	1.017	07/25/61	354,289

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
39,636	4.026	05/25/35	30,931

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
167,735	2.969	01/25/36	161,388

Homeward Opportunities Fund I Trust Series 2020-2, Class A1(a)(b)(c)
14,273	1.657	05/25/65	14,154

Impac CMB Trust Series 2003-2F, Class A(d)
58,766	5.730	01/25/33	56,108

Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
2,704	4.486	10/25/33	2,658

Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
21,045	4.326	11/25/34	20,488

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
$ 28,215	4.386%	04/25/35	$24,607

Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.700%)
83,220	4.286	05/25/36	70,721

IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
28,162	3.518	10/25/34	25,324

JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
108,737	3.500	10/25/46	95,357

Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.540%)
67,588	4.126	12/25/35	58,659

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
31,642	3.615	04/21/34	29,788

MFA Trust Series 2021-INV2, Class A1(a)(b)(c)
914,627	1.906	11/25/56	722,571

MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
255,326	1.153	04/25/65	220,008

MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
285,042	1.029	11/25/64	214,679

MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
161,716	4.226	02/25/35	154,556

MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
139,100	4.366	02/25/35	133,337

New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
626,922	2.750	07/25/59	581,188
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
10,320	4.085	09/25/34	9,512

Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
20,037	4.149	06/20/33	19,134

Sequoia Mortgage Trust Series 2010, Class 1A(a)
(1M USD LIBOR + 0.800%)
9,642	4.289	10/20/27	9,254

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
108,231	3.930	10/25/33	103,444

Towd Point Mortgage Trust Series 2017-2, Class A1(a)(b)(c)
124,550	2.750	04/25/57	122,690

Vendee Mortgage Trust Series 1996-2, Class 1Z
20,333	6.750	06/15/26	20,715

Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
368,704	1.031	02/25/66	295,328

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,589,542)			$20,047,761

The accompanying notes are an integral part of these financial statements.	31

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligation – 0.3%
GNMA REMIC Series 2010-141, Class B
$ 146,205	2.717%		02/16/44	$141,874
(Cost $144,171)

Federal Agencies – 9.5%
FHLMC
596	6.000		10/01/23	601
8,993	5.000		05/01/27	8,738
111,608	2.500		04/01/28	103,446

(12M USD LIBOR + 1.600%)
158,837	2.716	(a)	07/01/45	152,412
145,121	2.727	(a)	07/01/46	145,481

FNMA
265,173	3.500		10/01/26	252,137
132,326	3.500		12/01/27	125,090
174,639	2.500		03/01/28	160,703
389,411	2.500		05/01/28	358,336
198,282	3.000		05/01/28	181,128
245,419	2.500		07/01/28	224,785
221,973	3.000		09/01/28	206,627
145,907	2.500		01/01/30	133,839
188,600	3.500		10/01/32	171,657
279,893	3.000		08/01/33	252,141

(12M USD LIBOR + 1.597%),
50,005	3.126	(a)	12/01/45	51,132

GNMA,
(1 Year CMT + 1.500%)
22	2.000	(a)	11/20/24	21
76	3.000	(a)	12/20/24	74
1,566	2.875	(a)	04/20/26	1,543
1,225	1.625	(a)	08/20/26	1,196
2,299	2.625	(a)	01/20/28	2,241

UMBS
203,084	3.000		11/01/26	196,548
165,641	3.000		12/01/26	160,762
1,983	7.000		11/01/31	1,977
226,073	5.000		02/01/32	224,564
59,359	6.000		07/01/33	59,753
370,619	3.500		07/01/34	344,933
789,525	2.500		07/01/35	714,123
219,738	3.500		08/01/35	203,957
840,165	2.000		10/01/35	739,290

TOTAL FEDERAL AGENCIES
(Cost $5,780,465)				5,179,235

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $28,514,178)				$25,368,870

U.S. Treasury Obligations – 41.0%

United States Treasury Bills(e)
$ 2,400,000	0.000%		11/03/22	$2,399,714
1,900,000	0.000		01/26/23	1,881,890
700,000	0.000		03/02/23	690,334

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

United States Treasury Inflation Indexed Notes
$ 1,192,370	0.625	04/15/23	$1,184,778
1,269,330	0.625	01/15/24	1,248,294
United States Treasury Notes
750,000	0.125%	04/30/23	734,180
700,000	0.375	08/15/24	649,441
700,000	0.125	05/15/23	683,621
1,500,000	0.125	07/15/23	1,453,359
1,000,000	0.250	05/15/24	935,078
1,000,000	1.500	11/30/24	940,313
750,000	2.125	11/30/24	714,023
950,000	1.000	12/15/24	883,611
500,000	1.125	02/28/25	463,125
3,000,000	0.500	03/31/25	2,734,102
5,140,000	0.375	04/30/25	4,651,901

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,393,875)			$22,247,764

U.S. Government Agency Obligations – 9.3%
FFCB(f)
$ 600,000	2.920%	05/16/24	$585,593

FHLB
600,000	3.000	12/09/22	599,328
775,000	0.500	04/14/25	702,293

FHLMC
700,000	2.350(f)	03/25/25	661,149
1,000,000	0.375	07/21/25	894,993

FNMA
1,000,000	0.625	04/22/25	907,548
750,000	0.500	06/17/25	676,096

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,425,366)			$5,027,000

Asset-Backed Securities(a) – 1.1%
Home Equity — 0.9%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
$ 301,327	4.666%	03/25/33	$295,180

Terwin Mortgage Trust Series 2004-7HE, Class A3(c)
(1M USD LIBOR + 1.400%)
150,776	4.986	07/25/34	144,301

Terwin Mortgage Trust Series 2004-9HE, Class A1(c)
(1M USD LIBOR + 0.800%)
40,121	4.386	09/25/34	36,926

			476,407

Other – 0.2%

Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
$ 111,391	4.486%	11/25/34	$104,939

TOTAL ASSET-BACKED SECURITIES
(Cost $552,647)			$581,346

32	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2022

Shares	Dividend Rate	Value

Investment Company – 2.1%

State Street Institutional US Government Money Market Fund — Premier Class
1,138,293	3.006%	$1,138,293
(Cost $1,138,293)

TOTAL INVESTMENTS – 100.3%
(Cost $59,024,359)		$54,363,273

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(170,963)

NET ASSETS – 100.0%		$54,192,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2022.

(b)	Rate shown is that which is in effect on October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2022. Maturity date disclosed is the ultimate maturity.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/22	AS OF 10/31/21

U.S. Treasury Obligations	41.0%	25.1%
Collateralized Mortgage Obligations	37.0	42.7
Federal Agencies	9.5	13.4
U.S. Government Agency Obligations	9.3	10.6
Investment Company	2.1	3.9
Asset-Backed Securities	1.1	1.7
Commercial Mortgage Obligations	0.3	0.3

TOTAL INVESTMENTS	100.3%	97.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2022.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2022, the National Tax-Free Intermediate Bond Fund (the “National Fund”) generated an annualized total return of -10.56%.

Over the one-year period ended October 31, 2022, the Missouri Tax-Free Intermediate Bond Fund (the “Missouri Fund”) generated an annualized total return of -10.37%.

Over the one-year period ended October 31, 2022, the Kansas Tax-Free Intermediate Bond Fund (the “Kansas Fund”) generated an annualized total return of -10.82%.

These returns compare to the -9.62% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index for the same period.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: Regarding the National Fund’s performance, our emphasis for much of the last 12-months has been higher up in credit quality while extending duration to a more neutral to slightly longer positioning. The higher credit quality tilt supported returns while duration positioning detracted on a relative basis over this time frame. Sector positioning was a detractor from returns during the period. The relative underweight to the Water/Sewer, Power and Transportation sectors lagged. The Fund’s cash position helped. The relative overweight to the Housing and Lease sectors as well as the neutral weight to the Higher Education sector detracted. The General Obligation sector overweight and Hospital sector underweight exposures enhanced relative returns. The underweight to the IDR/PCR sector supported returns while the underweight to the Resource Recovery sector hindered relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. The relative underperformance of bonds eight years and longer was too much to overcome for the better performing shorter exposures. The Fund’s exposures to longer, lower coupon bonds were the largest detractor over the last 12-months.

Regarding the Missouri Fund’s performance, our emphasis for much of the last 12-months has been higher up in credit quality while extending duration to a more neutral to slightly longer positioning. The higher credit quality tilt supported returns while duration positioning detracted on a relative basis over this time frame. Sector positioning was a detractor from returns during the period. The relative underweight to the Water/Sewer, Power and Transportation sectors lagged. The Fund’s cash position helped. The relative overweight to the Housing Higher Education and Lease sectors detracted while the neutral weight to the General Obligation sector and Hospital sector underweight exposures enhanced relative returns. The underweight to the IDR/PCR sector supported returns while the underweight to the Resource Recovery sector hindered relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. The relative underperformance of bonds eight years and longer was too much to overcome for the better performing shorter exposures. The Fund’s exposures to longer, lower coupon bonds were the largest detractor over the last 12-months.

Regarding the Kansas Fund’s performance, our emphasis for much of the last 12-months has been higher up in credit quality while extending duration to a more neutral to slightly longer positioning. However, for the Kansas Fund, still short of the index duration helped on a relative basis. The higher credit quality tilt supported returns as well over this time frame. Sector positioning was a detractor from returns during the period. The relative underweight to the Water/Sewer, Power and Transportation sectors lagged. The Fund’s cash position helped. The relative overweight to the Lease and Higher Education sectors detracted while the General Obligation sector overweight, and Hospital sector

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

underweight exposures enhanced relative returns. The underweight to the IDR/PCR sector supported returns while the underweight to the Resource Recovery sector hindered relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. The relative underperformance of bonds six years and longer was too much to overcome for the better performing shorter exposures. The Fund’s exposures to longer, lower coupon bonds were the largest detractor over the last 12-months.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Regarding each of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds, no significant adjustments were made to the Funds’ portfolios during the period. Our focus has shifted into more traditional tax-supported debt and some essential service revenue sectors where we believe we have identified higher quality relative value opportunities. We continue to emphasize less credit risk due to the lack of additional yield for taking such risk. With the increase in longer-term yields, we are beginning to add some longer maturities to portfolios. We expect to maintain our position in sectors such as housing, higher education, hospitals, and lease revenue bonds.

Q: Could you describe some specific strategies and holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Revenue Adj — Second Gen — Ser CC 2.47% 02/24/2022, Mcgregor TX Indep Sch Dist Cap Apprec 0% due 02/15/2025, and Colorado St Sch of Mines Instnl Enterprise Revenue Variable-Ref-Ser a 1.16% due 12/01/2021.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were Kansas City MO Indl Dev AUth Ref- Downtown Redev Dist- Ser A 5.5% due 09/01/2029, Kansas City MO Ref & Impt Ser A 4.5% due 02/01/2024, and Manteca CA Unif Sch Dist Cap Apprec-Election 2004 0% due 08/01/2028.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were Goddard KS Temp Nts 3% due 12/01/2022, Kansas St Dev Fin Auth Hosp Revenue Ref — Adventist Hlth Sunbelt Oblig Group — Ser A 5% due 11/15/2032, and Johnson Cnty KS Park & Recreation Dist COPs Ser A 4% due 09/01/2023.

Q: What were some examples of strategies and holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, Elkhart Cnty IN Bldg Corp Lease Rent Revenue 3% due 12/01/2033, Delaware Vly PA Regl Financial Auth Ser A 5% due 09/01/2033, and Pennsylvania St Turnpike Commission Turnpike Revenue Ser A-2 5% due 12/01/2035.

In the Missouri Tax-Free Intermediate Bond Fund, Saint Louis MO Land Clearance Edev Auth Revenue Ref-600 Washington Project-Ser 2.125% due 04/01/2039, Joplin MO Schs 3% due 03/01/2035, and Illinois St Fin Auth Revenue Ref - OSF Hlthcare Sys 3.25% due 05/15/2039.

In the Kansas Tax-Free Intermediate Bond Fund, Kansas St Dev Fin Auth Revenue Ref-Wichita St Univ Proj-Ser L 3% due 06/01/2035, Montezuma KS Unif Sch Dist #371 Ref 3% due 09/01/2041, and Kansas St Dev Fin Auth Revenue Ref-Kansas St Univ Projs-Ser a 2% due 05/01/2031.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2022 (Unaudited)

The following is performance information for The National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2012 through October 31, 2022.

Average Annual Total Return through October 31, 2022	One Year	Five Years	Ten Years

National Tax-Free Intermediate Bond Fund(a)	–10.56%	0.16%	1.10%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.6%

Alabama – 1.5%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$1,625,000	5.000%		09/01/25	$1,698,108
1,705,000	5.000		09/01/26	1,802,943

Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding — Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,341,608

				5,842,659

Alaska – 1.4%
Alaska Housing Finance Corp. Revenue Bond (Refunding) Series B-1 (AA+/Aa1)(a)
2,375,000	2.000		12/01/32	1,869,239

Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,010,032
1,000,000	5.000		10/01/25	1,040,583
1,000,000	5.000	(a)	10/01/28	1,057,178

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	462,199

				5,439,231

Arizona – 1.4%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,084,880

Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)(a)
2,285,000	4.000		11/01/39	2,002,833

Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/23	1,010,825

Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,065,572

				5,164,110

Arkansas – 1.6%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	983,554

City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	365,984
500,000	2.280		09/01/26	450,865
250,000	2.400	(a)	09/01/27	220,484

City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	585,511
650,000	3.000		11/01/29	591,760
675,000	3.000	(a)	11/01/30	604,559
690,000	3.000	(a)	11/01/31	608,823

Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	526,210

National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	649,531

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Arkansas – (continued)
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a) – (continued)
$ 635,000	4.000%	03/01/32	$636,462

			6,223,743

California – 0.7%
Corona-Norca CA Unified School District GO Bonds Series E (AA/Aa3)
450,000	5.400	08/01/26	483,266

Placentia-Yorba Linda Unified School District (Refunding) Series A (AA-/Aa2)(a)
1,345,000	3.000	08/01/36	1,097,952

San Bernardino County Flood Control District (Refunding) Series 2021 (AA+/Aa1)(a)(b)
1,000,000	1.950	08/01/37	1,000,000

			2,581,218

Colorado – 3.4%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	532,177

Colorado Housing & Finance Authority Revenue Bonds (Taxable) Series M-2 (GNMA) (AAA/Aaa)(a)(b)
5,000,000	3.100	11/01/51	5,000,000

Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College — Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	453,622
850,000	4.000	11/01/32	852,912

Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000	11/01/23	1,016,436

Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025	05/01/24	296,268
280,000	2.075	11/01/24	264,177
250,000	2.125	05/01/25	232,693
250,000	2.175	11/01/25	229,974

Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(c) (1M USD LIBOR 0.67+ 0.500%)
2,400,000	2.596	02/01/23	2,396,117

Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000	12/01/36	407,120

South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000	12/15/41	1,046,227

			12,727,723

Connecticut – 1.7%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)(d)
560,000	3.250	05/15/24	557,806
830,000	3.750	05/15/24	832,901

The accompanying notes are an integral part of these financial statements.	37

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Connecticut – (continued)
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
$ 330,000	5.000%		11/15/27	$347,872
450,000	5.000		11/15/28	476,950
450,000	5.000		11/15/29	478,871
385,000	5.000		11/15/30	410,083

Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860		11/15/24	309,967
530,000	1.900		05/15/25	490,579
765,000	1.950		11/15/25	698,248
500,000	2.090		05/15/26	451,915

State of Connecticut GO Bonds (Social) Series B (A+/Aa3)(a)
1,555,000	3.000		06/01/32	1,373,967

				6,429,159

Florida – 2.0%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	895,263

County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	670,562

Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
555,000	2.000		07/01/27	509,272
515,000	2.050		01/01/28	492,570
535,000	2.100		07/01/28	512,122
540,000	2.125	(a)	01/01/29	517,121

Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	732,690

Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,031,128

South Broward Hospital District Hospital Revenue Bonds Series 2022 (AA/Aa3)(a)
1,755,000	3.000		05/01/37	1,398,804

				7,759,532

Georgia – 0.9%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
5,000	5.500		08/01/23	5,085

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,041,459

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Georgia – (continued)
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
$ 500,000	5.000%		06/15/30	$542,021
500,000	5.000		06/15/31	542,418
600,000	5.000	(a)	06/15/32	646,703
700,000	5.000	(a)	06/15/33	751,078

				3,528,764

Idaho(a) – 0.3%
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	468,915
750,000	4.000		07/15/37	693,346

				1,162,261

Illinois – 14.5%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	643,364

Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,431,549

Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,137,396

Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	489,842

Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	4,986,570

DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	507,872
1,365,000	3.000	(a)	12/30/38	1,056,343

Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	525,124
550,000	3.000		01/01/25	540,248
1,140,000	5.000		01/01/26	1,191,246
525,000	5.000	(a)	01/01/28	556,493

Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	748,120
855,000	4.000		10/01/36	781,447

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,402,134

Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	513,846

Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,640,369

Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A2)
800,000	5.000		02/01/23	803,320
1,035,000	5.000		02/01/24	1,055,356

38	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Illinois – (continued)
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
$1,115,000	5.000%	02/01/24	$1,136,244
1,000,000	5.000	02/01/25	1,031,867

Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,015,353

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,403,981

Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000	12/01/28	960,006

Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000	04/01/32	694,693
815,000	3.000	04/01/33	711,510

Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000	01/01/24	1,222,372

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	497,738
515,000	4.000	12/15/35	517,041
535,000	4.000	12/15/36	536,299
555,000	4.000	12/15/37	543,481
580,000	4.000	12/15/38	564,566
600,000	4.000	12/15/39	580,830

Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	819,870
765,000	4.000	01/01/25	772,733

Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	849,739
685,000	4.000	12/01/24	691,695
735,000	4.000	12/01/25	745,111

Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	776,954

University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (A+/Aa3)(a)
2,000,000	4.000	04/01/33	1,882,208

Village of Palos Park IL GO Bonds Series 2022 (NR/Aa2)(a)
540,000	3.500	12/01/38	431,233
595,000	3.500	12/01/41	454,755

Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	978,658
1,825,000	4.000	12/01/38	1,685,199

Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	685,997
660,000	4.000	12/01/34	650,828

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Illinois – (continued)
Will County Community Unit School District No 201-U Crete-Monee GO Bonds Series D (AA/NR)
$ 895,000	5.000%	01/01/23	$897,320

Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(e)
4,770,000	0.000	11/01/23	4,617,241

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	800,062
905,000	5.000	12/30/28	974,433
960,000	5.000	12/30/29	1,039,596

Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	655,625
700,000	4.000	12/01/31	702,589
700,000	4.000	12/01/32	699,752
725,000	4.000	12/01/33	719,516

			54,957,734

Indiana – 8.4%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,806,086

County of Elkhart IN Building Corp. Revenue Bonds Series 2022 (AA/NR)(a)
2,950,000	3.000	12/01/33	2,492,305

Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,341,753

Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	840,417

Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000	12/15/36	1,790,785

Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	989,586

Griffith Redevelopment Authority Revenue Bonds (Refunding) Series A (A+/NR)(a)
585,000	3.000	07/15/33	499,519

Griffith Redevelopment Authority Revenue Bonds (Refunding) Series B (A+/NR)(a)
565,000	3.000	07/15/32	491,403
585,000	3.000	07/15/33	499,519

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	548,777
425,000	5.000	02/01/27	431,472
700,000	5.000	02/01/28	710,509
600,000	5.000	02/01/29	608,867

The accompanying notes are an integral part of these financial statements.	39

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Indiana – (continued)
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
$ 815,000	5.000%		02/01/28	$817,185

Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	815,804
700,000	4.000	(a)	07/01/32	662,832
700,000	4.000	(a)	07/01/36	634,165

Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	1,944,844

Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,021,761

Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	480,719
400,000	3.000		08/01/35	328,450
700,000	3.000		08/01/37	555,757

Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750		07/15/45	954,762

Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,009,868

Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	806,894
910,000	3.000		08/01/30	815,770
940,000	3.000		08/01/31	828,364
485,000	4.000		08/01/32	486,484

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	530,895
500,000	5.000		07/15/32	529,549

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,043,291
750,000	5.000		07/15/31	782,237

Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,414,414
1,670,000	3.000		08/01/34	1,432,249

				31,947,292

Iowa – 1.7%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	629,515
525,000	3.000	(a)	06/01/31	471,478
555,000	3.000	(a)	06/01/32	484,697

Iowa Finance Authority Revenue Bonds Series B (AAA/Aaa)(b)
5,000,000	2.230		07/01/47	5,000,000

				6,585,690

Kansas(a) – 0.8%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(d)
700,000	4.000		09/01/25	713,495

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Kansas – (continued)
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(d)
$1,015,000	5.000%		09/01/25	$1,061,224

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,069,329

				2,844,048

Kentucky – 4.0%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,765,576
855,000	5.000		07/01/31	890,494
1,275,000	5.000	(a)	07/01/32	1,320,384

Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,030,556

Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)
1,830,000	4.000		04/01/40	1,653,712

Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	419,614

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,042,238
750,000	5.000	(a)	05/01/28	788,887
915,000	5.000	(a)	05/01/29	961,713

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	789,470

Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	941,615

Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	999,386

Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
610,000	5.000		06/01/23	616,040
690,000	5.000		06/01/24	705,896

Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,210,443

				15,136,024

Louisiana – 1.8%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	845,554
860,000	3.000		11/01/29	796,705
890,000	3.000		11/01/30	810,289

Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	506,952
530,000	4.000		03/01/25	537,332
550,000	4.000		03/01/26	559,884
570,000	4.000		03/01/27	581,295
450,000	4.000	(a)	03/01/28	456,698

40	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Louisiana – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
$ 800,000	5.000%		05/15/30	$817,189

St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	994,588

				6,906,486

Maine – 2.6%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	798,095

Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,510,242

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,133

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,256,831
835,000	2.050		11/15/25	791,778
1,000,000	2.100		11/15/26	930,155

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	738,550
870,000	2.250		11/15/30	753,010
905,000	2.350		11/15/31	770,108

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
145,000	5.000		01/01/23	145,325
470,000	5.000		01/01/24	477,044
215,000	5.000	(a)	01/01/34	217,527
330,000	5.000	(a)	01/01/35	332,490

				9,836,288

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa3)
2,000,000	2.800		03/01/26	1,938,464

Massachusetts – 0.4%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	760,909
710,000	1.900		12/01/32	558,078

Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA+/Aa2)
310,000	3.250		06/01/23	308,919

				1,627,906

Michigan – 5.4%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	748,269

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Michigan – (continued)
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
$ 500,000	2.000%		05/01/25	$466,923
1,475,000	2.000		11/01/25	1,358,121
500,000	2.000		05/01/26	453,625
1,875,000	2.000		11/01/26	1,675,684

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	468,385
495,000	5.000		07/01/32	516,054

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	398,729

Hazel Park School District GO Bonds (Refunding) Series 2022 (AA/NR)
925,000	4.000		05/01/23	927,842
1,135,000	4.000		05/01/24	1,143,974

Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,165,780

Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	924,041

Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,114,664

Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,402,676

Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(d)
750,000	5.000		05/01/25	781,340

Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	475,267

Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	384,345
470,000	2.550	(a)	04/01/28	434,615
410,000	2.600	(a)	10/01/28	376,461

Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,005,274

Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,174,536

Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	761,933

Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	651,448

The accompanying notes are an integral part of these financial statements.	41

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Michigan – (continued)
Zeeland Public Schools GO Bonds Series I (AA/NR)(a)
$1,000,000	3.000%		05/01/33	$858,750

				20,668,736

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
235,000	1.700		07/01/26	214,980

Mississippi – 1.3%
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	310,790
400,000	5.000		11/01/30	412,668
500,000	5.000		11/01/31	513,072
400,000	5.000		11/01/32	409,452

Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,095,949

Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	612,151
690,000	1.850		12/01/30	582,187
1,000,000	1.950	(a)	06/01/31	837,262

				4,773,531

Missouri – 1.5%
City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	854,349
1,825,000	4.000		04/01/29	1,827,636
810,000	4.000		04/01/30	804,455

Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000		12/01/26	2,364,501

				5,850,941

Nebraska – 0.9%
Citry of Omaha Public Facilities Corp.Revenue Bonds Series A (AA+/Aa2)(a)
860,000	3.000		04/15/34	729,142
1,070,000	3.000		04/15/35	884,830

Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,754,623

Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	23,683

				3,392,278

New Jersey – 2.2%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	720,153
500,000	4.000		06/15/27	512,914
500,000	4.000	(a)	06/15/28	511,652
760,000	4.000	(a)	06/15/29	775,474

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

New Jersey – (continued)
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
$ 495,000	3.150%		06/15/25	$488,779

New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(e)
1,255,000	0.000		12/15/26	1,064,269

Township of Washington NJ/Gloucester County GO Bonds Series 2021 (NR/Aa2)(a)
1,000,000	2.000		05/15/33	733,373

Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,530,000	4.000		12/01/23	1,542,467
690,000	4.000		12/01/26	705,107
705,000	4.000		12/01/27	723,195
730,000	4.000	(a)	12/01/28	747,068

				8,524,451

New Mexico – 2.2%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	856,594
500,000	4.000		06/01/30	504,552
500,000	4.000		06/01/33	496,365

New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	647,688
520,000	2.050	(a)	03/01/32	428,005
585,000	2.100	(a)	09/01/32	478,218

The University of New Mexico Series 2001 (AA-/Aa3)(a)(b)
3,465,000	2.260		06/01/26	3,465,000

University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,592,451

				8,468,873

New York(a) – 1.7%
Little Falls City School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,305,000	2.250		02/01/33	1,030,846

Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	506,519

New York State Dormitory Authority Revenue Bonds (Refunding) Series A (AA+/NR)
3,180,000	4.000		03/15/38	2,938,474

Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	693,423
915,000	2.850		12/01/33	706,598
940,000	3.000		12/01/34	720,424

				6,596,284

42	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

North Carolina – 0.6%
County of Hoke NC Revenue Bonds (Refunding) Series 2021 (A+/Aa3)(a)
$ 865,000	3.000%		06/01/35	$712,238

North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
660,000	3.200		01/01/29	625,162

Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
350,000	4.000		06/01/23	350,970
480,000	4.000	(a)	06/01/25	481,038

				2,169,408

Ohio – 6.6%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	888,240
960,000	4.000		12/01/31	958,478

Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	561,057

City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000		12/01/32	998,001
1,000,000	4.000		12/01/33	991,556

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
995,000	4.000		12/01/25	1,013,696
935,000	5.000		12/01/27	1,001,599

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000		12/01/25	101,580
110,000	5.000		12/01/27	117,624

Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000		12/01/31	2,052,141

Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	616,954
660,000	3.000		12/01/32	567,873
675,000	3.000		12/01/33	570,916

Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	329,550

Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000		10/01/27	812,271

Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	635,371
500,000	4.000		12/01/29	505,633

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Ohio – (continued)
Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
$1,295,000	3.000%		12/01/30	$1,199,145
1,155,000	4.000		12/01/31	1,189,047

Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	725,301
2,245,000	4.000		12/01/36	2,221,732
2,170,000	4.000		12/01/37	2,126,658

Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,018,425

Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,003,182

Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	331,971

Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,012,980
1,060,000	4.000		12/01/31	1,070,285

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	613,630

				25,234,896

Oklahoma – 2.1%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	902,647

Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,357,480
1,770,000	4.000	(a)	12/01/30	1,757,286

McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	1,889,926

Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	1,882,385

				7,789,724

Oregon(a) – 0.3%
State of Oregon Housing & Community Services Department Revenue Bonds Series A (NR/Aa2)
1,315,000	3.375		01/01/34	1,191,138

The accompanying notes are an integral part of these financial statements.	43

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Pennsylvania – 10.2%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
$ 345,000	3.000%	11/15/34	$291,096
685,000	3.000	11/15/35	571,677
720,000	3.000	11/15/36	594,394

Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000	02/01/26	1,722,325

Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000	02/01/23	1,367,650

Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000	02/15/33	454,195
685,000	4.000	02/15/36	656,874

Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,047,524

Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,790,000	4.000	02/15/23	1,794,020

Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000	09/01/33	2,259,071

Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,104,946

Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000	10/15/35	648,295
1,300,000	3.000	10/15/36	1,038,943

Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000	10/15/34	831,780

Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,400,000	3.000	04/01/35	1,184,808

Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	511,772
525,000	5.000	06/01/27	534,654
525,000	5.000	06/01/28	533,962
535,000	5.000	06/01/29	543,759
425,000	5.000	06/01/30	431,936

Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082	03/01/24	1,202,133

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	423,293

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Pennsylvania – (continued)
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
$ 795,000	2.100%		10/01/30	$679,420

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	301,529
400,000	2.533		12/01/27	353,791
350,000	2.633		12/01/29	296,161

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,100,707

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	517,031

Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	947,227

Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,132,466

Salisbury Township PA School District GO Bonds Series A (A/NR)(a)
1,390,000	4.000		02/15/27	1,408,600

Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,715,204
1,610,000	2.000		09/01/29	1,391,784

Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	235,364
225,000	5.000		05/01/29	236,768
400,000	5.000		05/01/30	422,853
375,000	5.000		05/01/31	397,209
325,000	4.000	(a)	05/01/32	298,844
325,000	4.000	(a)	05/01/33	295,130
300,000	4.000	(a)	05/01/34	269,670

Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	555,281
520,000	4.000		07/01/27	527,692
400,000	5.000	(a)	07/01/28	415,119
500,000	4.000	(a)	07/01/33	466,832

Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,023,717

Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	662,868
840,000	4.000	(a)	05/15/27	857,677

York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	643,687

				38,901,738

44	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Rhode Island(a) – 1.6%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
$1,600,000	5.000%		11/01/30	$1,731,597
760,000	4.000		11/01/32	774,875
980,000	4.000		11/01/33	992,726

Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,059,814

Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,650,602

				6,209,614

South Carolina – 0.6%
City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
1,130,000	4.000		10/01/36	1,058,883

Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,027,639

				2,086,522

South Dakota – 0.6%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,485

South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	758,833
825,000	5.000		09/01/24	844,674
605,000	5.000		09/01/25	623,952

				2,256,944

Tennessee – 0.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	518,672
600,000	5.000	(a)	07/01/29	615,763
500,000	5.000	(a)	07/01/30	509,736

Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	123,058

				1,767,229

Texas – 7.6%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,000,957
1,000,000	4.000		08/15/31	990,816

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Texas – (continued)
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
$ 725,000	5.000%		08/15/25	$754,391

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	538,695
485,000	4.000		12/01/32	475,920

Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000		08/15/33	925,022
1,000,000	4.000		08/15/34	952,024
1,000,000	4.000		08/15/35	940,480

Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
430,000	5.000		09/01/27	447,288
980,000	5.000		09/01/28	1,018,615

City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	511,987

City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	967,631

City of Corpus Christi TX Utility System Revenue Bonds (Refunding) Series 2020 (AA-/Aa3)(a)
1,770,000	3.000		07/15/40	1,320,203

City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,031,438
900,000	5.000		07/01/30	925,654
1,200,000	5.000		07/01/31	1,233,279

Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,287,360

Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	998,945

Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
905,000	4.000		03/01/32	902,469
970,000	4.000	(a)	03/01/33	960,402
1,015,000	4.000	(a)	03/01/34	990,617

Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	310,517

Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000		08/15/26	1,013,449

Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/37	1,374,893
1,500,000	4.000		08/15/38	1,352,229

McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(e)
710,000	0.000		02/15/25	640,114

The accompanying notes are an integral part of these financial statements.	45

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Texas – (continued)
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
$1,350,000	4.000%	12/15/32	$1,367,712

Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250	08/15/26	788,003

Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	890,835
870,000	4.000	09/01/32	874,584

			28,786,529

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
1,000,000	5.000	07/01/26	1,023,979

Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000	07/01/34	509,162

			1,533,141

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	305,404
400,000	5.000	06/15/25	408,175
400,000	5.000	06/15/26	410,847
780,000	5.000	06/15/27	803,589

Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	409,300
455,000	5.000	06/15/30	464,440
475,000	5.000	06/15/31	482,144

			3,283,899

Washington(a) – 0.5%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)
900,000	3.600	06/01/26	885,200

Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A+/A1)
495,000	5.000	08/15/27	513,144

Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A+/A1)
150,000	5.000	10/01/30	158,916

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	281,441

			1,838,701

Wisconsin(a) – 1.2%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	528,476
765,000	4.000	03/01/31	775,649
540,000	4.000	03/01/32	543,346

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Wisconsin – (continued)
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
$1,910,000	4.000%	03/15/41	$1,692,326

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,091,084

			4,630,881

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $410,506,693)			$374,808,770

Shares	Dividend Rate		Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund – Premier Class
1,326,234	3.006%		$1,326,234
(Cost $1,326,234)

TOTAL INVESTMENTS – 98.9%
(Cost $411,832,927)			$376,135,004

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			4,151,464

NET ASSETS – 100.0%			$380,286,468

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2022.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

46	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
COPS	—Certificatesof Participation
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
LIBOR	—LondonInterbank Offered Rate
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
WR	—WithdrawnRating

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/22	AS OF 10/31/21

General Obligation	34.5%	34.1%
Lease	16.4	12.3
Limited Tax	10.1	9.3
Single Family Housing	8.4	4.5
Hospital	7.7	9.6
Education	6.4	9.4
Transportation	4.0	5.5
Water/Sewer	2.8	2.6
Prerefunded/Escrow to Maturity	2.3	1.9
Student	2.0	2.2
Power	1.3	1.4
Multi Family Housing	1.2	1.5
Utilities	1.0	0.7
Not For Profit	0.5	0.4
Investment Company	0.3	5.2

TOTAL INVESTMENTS	98.9%	100.6%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	47

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2022 (Unaudited)

The following is performance information for The Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2012 through October 31, 2022.

Average Annual Total Return through October 31, 2022	One Year	Five Years	Ten Years

Missouri Tax-Free Intermediate Bond Fund(a)	–10.37%	–0.05%	0.96%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.8%

Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding — Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%		12/01/31	$2,076,814

Alaska(a) – 0.6%
Alaska Housing Finance Corp. Revenue Bond (Refunding) Series B-1 (AA+/Aa1)
2,375,000	2.000		12/01/32	1,869,239

Arizona(a) – 0.7%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000		11/01/40	2,326,693

Illinois(a) – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/WR)
2,500,000	3.250		05/15/39	1,935,501

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900		08/01/31	2,687,556

Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	490,256
500,000	4.000		12/01/35	488,073
500,000	4.000		12/01/36	483,755
515,000	4.000		12/01/37	484,187

				6,569,328

Indiana – 1.0%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	472,897
860,000	3.000		08/01/28	793,819
500,000	3.000	(a)	08/01/33	423,220

Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)-Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,401,403

				3,091,339

Kansas(a) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,343,589

Maine(a) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	2,647,428

Michigan(a) – 0.9%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,726,890

Missouri – 89.6%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000		08/15/28	768,210
645,000	4.000		08/15/29	650,308
825,000	4.000		08/15/30	830,310
555,000	4.000		08/15/31	557,015

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
$1,150,000	4.000%	03/01/39	$1,114,419
1,000,000	4.000	03/01/40	963,474
750,000	4.000	03/01/41	719,546

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,051,816
1,655,000	4.000	10/01/34	1,625,625

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	905,842
750,000	4.000	03/01/37	727,931

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
730,000	4.000	03/01/25	738,862
745,000	4.000	03/01/26	755,453
915,000	4.000	03/01/28	928,865

City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,346,629
1,735,000	4.000	10/01/38	1,605,723

City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)(a)
1,850,000	4.000	10/01/30	1,866,318

City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000	10/01/30	469,520
520,000	3.000	10/01/31	471,068
550,000	3.000	10/01/33	479,833
570,000	3.000	10/01/34	489,567

City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000	03/01/31	1,076,954
1,230,000	4.000	03/01/34	1,168,570
750,000	4.000	03/01/37	688,520
530,000	4.000	03/01/40	472,284

City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A2)(a)
1,000,000	5.000	04/01/35	1,056,506
760,000	5.000	04/01/36	800,279
1,435,000	5.000	04/01/37	1,499,433

City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000	05/01/34	905,592
640,000	4.000	05/01/35	623,217
685,000	4.000	05/01/36	656,313

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	997,011
1,000,000	4.000	03/01/35	990,129

Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000	03/01/33	998,740
1,000,000	4.000	03/01/34	997,011

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	435,481

The accompanying notes are an integral part of these financial statements.	49

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

County of Cass MO GO Bonds (Refunding) Series A (AA/NR)
$ 515,000	5.000%		09/01/24	$529,031
505,000	5.000		09/01/25	525,085

County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,470,467

County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,090,463
1,100,000	4.000	(a)	04/01/28	1,111,084

County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
1,000,000	4.000		09/01/31	1,004,181

County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR)
1,485,000	3.000		10/01/25	1,444,622
1,240,000	3.000		10/01/26	1,191,195

Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,339,092
1,215,000	5.000		12/01/25	1,267,605

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,153,132
1,200,000	4.000		03/01/33	1,200,406
625,000	4.000		03/01/34	623,713

Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	746,195
830,000	5.000	(a)	04/01/30	894,363
905,000	5.000	(a)	04/01/31	973,782

Fort Zumwalt School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,325,000	5.000		03/01/24	1,354,446
1,425,000	5.000		03/01/25	1,474,257

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)(c)
1,000,000	5.000		12/30/26	1,019,917

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	712,489
1,780,000	3.000		12/30/33	1,488,593

Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,188,478
1,000,000	5.000		09/01/37	1,049,568

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	908,405

Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	913,587
985,000	4.000		03/01/32	987,682

Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
270,000	5.625		03/01/25	270,112

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
$3,225,000	5.000%		10/01/37	$3,219,381

Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	309,553
400,000	4.000		02/15/35	346,433
580,000	4.000		02/15/36	497,731
700,000	4.000		02/15/37	592,621

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series 2018 (A+/WR)(a)(d)
980,000	1.620		06/01/36	980,000

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)
500,000	5.000		06/01/25	516,020
500,000	5.000	(a)	06/01/34	525,264

Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,511,134

Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,500,000	3.250		03/01/38	1,253,268

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
875,000	3.000		04/01/23	873,371
500,000	3.000		04/01/24	495,068
960,000	3.000	(a)	04/01/26	928,097

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	503,299
900,000	4.000		05/01/25	909,150
700,000	4.000	(a)	05/01/27	707,673
630,000	4.000	(a)	05/01/29	635,869
675,000	4.000	(a)	05/01/30	679,383

Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	852,875
580,000	4.000		03/01/30	585,504

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,095,801
1,000,000	5.500		03/01/36	1,094,120

Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/Aa3)
550,000	5.000		12/01/23	557,696

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	418,407
575,000	3.250		04/15/30	500,845
550,000	3.300		04/15/31	473,104
700,000	3.375		04/15/32	595,461

50	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
$ 525,000	4.000%		03/01/23	$526,277
480,000	4.000		03/01/24	483,848
100,000	3.000		03/01/27	96,615
200,000	4.000	(a)	03/01/30	201,430
165,000	4.000	(a)	03/01/31	165,597
180,000	4.000	(a)	03/01/32	179,993
200,000	4.000	(a)	03/01/33	198,982

Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)
2,020,000	4.000		03/01/26	2,052,317
1,365,000	4.000	(a)	03/01/28	1,383,656

Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)(a)
1,000,000	5.000		12/01/25	1,028,449

Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,345,000	4.000		12/01/26	1,363,662
1,455,000	4.000		12/01/28	1,475,474

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(a)
595,000	4.250		12/01/23	595,419

Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000		03/01/31	680,113
1,575,000	4.000		03/01/32	1,581,067

Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,169,507

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,111

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,544,150

Jefferson County School District No R-VI Festus Certificate of Participation (Refunding) Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	537,928
605,000	3.000		04/01/30	546,671
420,000	3.000		04/01/31	374,311
460,000	3.000		04/01/33	389,543

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000		02/15/27	1,919,009

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
480,000	2.200		02/15/23	476,533
450,000	2.318		02/15/24	434,881
500,000	2.378		02/15/25	471,075
1,020,000	2.558		02/15/26	940,267
815,000	2.844		02/15/28	723,046
825,000	2.894		02/15/29	716,503

Joplin MO Schools GO Buildings — Series 2020 (AA+/NR)(a)
3,285,000	3.000		03/01/35	2,789,986

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds (Kansas City International Apartments Terminal Modified Project) Series 2020 (A-/A2)
$2,000,000	5.000%		03/01/30	$2,047,995

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds (Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000		03/01/34	1,185,281

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds (Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	2,602,651
1,370,000	5.000		03/01/29	1,401,030

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,134,003

Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	1,882,550

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
1,000,000	5.000		09/01/27	1,061,789
1,000,000	5.000	(a)	09/01/31	1,054,741

Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	996,351

Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
940,000	4.000		03/01/28	958,567
500,000	4.000		03/01/30	507,744

Missouri Development Finance Board Cultural Facilities Revenue Bonds (Variable-Nelson Gallery Foundation) Series A (AA-/NR)(a)(d)
2,000,000	1.640		12/01/37	2,000,000

Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,612,629

Missouri Development Finance Board Infrastructure Facilities Revenue Bonds (St. louis Convention Center Hotel Garage Project) Series 2021 C (AA-/NR)(a)
1,450,000	1.600		12/01/49	1,450,000

Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)(e)
1,000,000	5.250		05/01/36	1,059,248
1,100,000	5.250		05/01/37	1,161,673

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	659,688
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	879,081
990,000	4.000	(a)	04/01/32	956,124
1,095,000	4.000	(a)	04/01/33	1,041,519

The accompanying notes are an integral part of these financial statements.	51

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
$ 400,000	4.000%	04/01/28	$400,173
425,000	5.000	04/01/31	425,505
475,000	5.000	04/01/32	475,568
500,000	5.000	04/01/33	500,606
500,000	5.000	04/01/34	500,631

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,015,000	4.000	04/01/26	1,024,296
635,000	2.000	04/01/27	578,435

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000	04/01/28	807,047

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000	01/01/30	612,928
775,000	5.000	01/01/31	797,699

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500	06/01/28	1,447,152

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series C (NR/Aa1)(a)(d)
600,000	1.580	11/01/31	600,000

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Southeast MO State University) Series 2019 (A/NR)
600,000	5.000	10/01/25	619,476
640,000	5.000	10/01/26	664,634
2,030,000	5.000	10/01/27	2,124,707

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000	09/01/33	693,395
800,000	5.000	09/01/38	809,256

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,429,338

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,541,184

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,393,330
1,000,000	5.000	12/01/33	1,009,696

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,001,610
1,100,000	5.000	06/01/37	1,153,269

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
$1,250,000	4.000%	05/15/33	$1,182,819
250,000	4.000	05/15/39	220,450

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-REMK (AA-/Aa1)(a)(d)
2,120,000	1.640	10/01/24	2,120,000

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series B (AA+/Aa1)(a)(d)
3,435,000	1.640	02/15/33	3,435,000

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series C (AA+/Aa1)(a)(d)
2,600,000	1.640	03/01/40	2,600,000

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
340,000	2.400	11/01/30	300,089
325,000	2.500	05/01/31	286,388
335,000	2.550	11/01/31	293,677
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
210,000	3.550	11/01/30	206,029

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
270,000	3.050	11/01/28	256,351
245,000	3.150	11/01/29	231,327
270,000	3.250	11/01/30	254,148

Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,095,617
1,000,000	3.000	04/01/41	722,480

Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	500,169
800,000	4.000	03/01/34	793,321

Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)
2,885,000	2.230	11/01/28	2,885,000

North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(a)
2,445,000	3.000	03/01/30	2,274,021

North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250	03/01/39	2,187,342

Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	506,094

52	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
$1,000,000	4.000%		03/01/30	$1,001,822
1,000,000	4.000		03/01/34	1,000,660
1,500,000	4.000		03/01/35	1,495,158

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	330,672

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	974,762
1,000,000	4.000		03/01/38	953,925
750,000	4.000		03/01/39	699,654

Platte County MO R-3 School District Building Corp. GO Bonds (School Project) Series 2021 (AA/NR)(a)
1,995,000	5.000		03/01/33	2,198,188

Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	550,549
1,600,000	3.000		03/01/35	1,367,851

Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	220,364
410,000	3.450		07/01/32	391,393

Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,300,230

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,532,993
1,355,000	5.000		07/01/32	1,383,188

Saint Louis MO Airport Revenue Bonds (Refunding-St. Louis Lambert International Airport) Series C (A-/A2)
500,000	5.000		07/01/27	524,717

Saint Louis MO Airport Revenue Bonds (Refunding-St. Louis Lambert International Airport) Series C (A-/A2) (continued)
1,000,000	5.000		07/01/28	1,055,365

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	526,125

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,321,711

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,359,895
1,220,000	5.000	(a)	07/01/28	1,264,016
1,400,000	5.000	(a)	07/01/30	1,442,472

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,000,000	4.000		05/01/26	1,003,141
1,405,000	4.000		05/01/27	1,409,373

Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	465,345
475,000	4.000		11/01/35	466,666
815,000	4.000		11/01/36	793,606
845,000	4.000		11/01/37	799,868
920,000	4.000		11/01/38	856,477

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
$2,735,000	2.125%		04/01/39	$1,722,190

St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
1,200,000	4.000		07/15/28	1,223,290

St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
1,570,000	3.000		07/15/32	1,368,601
1,615,000	3.000		07/15/33	1,373,937
1,665,000	3.000		07/15/34	1,393,560

St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,009,623

St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA+/NR)(a)
2,000,000	4.000		12/01/44	1,804,371

St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,125,818

St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000		04/01/35	988,968
2,000,000	4.000		04/01/36	1,951,077
2,515,000	4.000		04/01/37	2,381,773

St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,860,456
1,930,000	4.000		04/01/26	1,935,266
2,010,000	4.000		04/01/27	2,015,218
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,009,497

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	2,859,865

St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,365,697
1,390,000	5.000		04/15/26	1,455,826

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,018,979
2,595,000	4.000	(a)	02/15/35	2,532,302

St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000		03/15/39	1,466,247

St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,009,701
1,000,000	4.000		04/01/30	1,007,495

The accompanying notes are an integral part of these financial statements.	53

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Stone County MO Reorganized School District No. 4 (Refunding - MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
$1,725,000	4.000%		03/01/33	$1,725,441
1,840,000	4.000		03/01/34	1,836,210

Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000		03/01/39	1,811,051

Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	655,823

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000		06/01/25	830,415

University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
670,000	3.000		04/15/37	532,195
710,000	3.000		04/15/39	538,108
1,145,000	3.000		04/15/42	802,794

University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,787,146

Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	365,061
535,000	4.000		03/01/26	544,952
555,000	4.000		03/01/27	567,118
450,000	4.000	(a)	03/01/35	445,129
500,000	4.000	(a)	03/01/37	477,300
755,000	4.000	(a)	03/01/39	702,478

Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	419,363
560,000	3.000		03/01/37	459,061

Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,319,912

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	512,534
890,000	4.000		03/01/33	909,682

Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,166,623
1,000,000	4.000	(a)	08/01/26	1,004,112

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,747,956
2,095,000	0.000		03/01/27	1,755,809

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,815,655
1,800,000	4.000		04/01/33	1,802,440
1,800,000	4.000		04/01/34	1,801,940

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Missouri – (continued)

Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/A1)
$ 565,000	5.000%		04/01/24	$577,205
990,000	4.000	(a)	04/01/25	997,412

				280,176,661

North Dakota(a) – 0.7%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,128,641
150,000	3.150		01/01/36	131,038

				2,259,679

Ohio(a) – 0.7%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
1,500,000	2.000		12/01/31	1,231,284

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000		12/01/35	586,083

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	499,509

				2,316,876

Oklahoma(a) – 0.6%
McClain County Independent School District No 5 Washington Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,735,000	4.000		09/01/33	1,710,372

TOTAL INVESTMENTS – 98.8%
(Cost $337,672,270)				$309,114,908

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%				3,722,696

NET ASSETS – 100.0%				$312,837,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2022.

(e)	All or portion represents a forward commitment.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

54	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Investment Abbreviations:
AMT	—AlternativeMinimum Tax
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—NotRated
WR	—WithdrawnRating

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/22	AS OF 10/31/21

Lease	37.9%	34.1%
General Obligation	27.1	30.1
Higher Education	7.5	5.6
Hospital	7.4	8.4
Limited Tax	7.1	5.5
Single Family Housing	3.6	3.6
Transportation	3.6	3.6
Water/Sewer	2.4	3.7
Power	0.8	2.6
Not For Profit	0.6	—
Multi Family Housing	0.4	0.4
Prerefunded/Escrow to Maturity	0.4	0.4
Crossover	—	1.1
Investment Company	—	0.3

TOTAL INVESTMENTS	98.8%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	55

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2022 (Unaudited)

The following is performance information for The Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Kansas Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2012 through October 31, 2022.

Average Annual Total Return through October 31, 2022	One Year	Five Years	Ten Years

Kansas Tax-Free Intermediate Bond Fund(a)	–10.82%	–0.15%	0.89%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 96.8%
Alabama(a) – 1.3%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%		12/01/35	$897,959
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding — Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000		12/01/31	1,038,407

				1,936,366

Georgia(a) – 0.5%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	795,836

Illinois(a) – 1.7%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	981,217
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,631,626

				2,612,843

Indiana – 2.8%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	433,521
Greene County Hospital Association (Lease Rental Revenue Refunding) Series 2021 (A+/NR)(a)
1,415,000	3.000		08/01/37	1,097,578
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
775,000	4.750		07/15/45	739,941
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)(a)
550,000	3.000		08/01/34	458,698
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,388,997

				4,118,735

Kansas – 85.3%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(b)
2,335,000	5.000		12/01/22	2,338,424
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	594,602
585,000	5.000		09/01/28	626,958
415,000	5.000	(a)	09/01/29	450,024
Bel Aire KS GO Bond Series 2022 (NR/NR)(a)
2,000,000	3.000		12/01/25	1,974,921
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	813,049

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
$ 900,000	5.000%		09/01/23	$911,116
Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,202,573
1,600,000	3.000		09/01/34	1,350,624
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,008,209
500,000	4.000		09/01/31	501,543
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding — Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,378,965
1,305,000	4.000	(a)	09/01/28	1,325,556
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,024,663
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	600,710
600,000	4.000		12/01/29	607,610
650,000	4.000		12/01/30	655,079
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	680,473
740,000	4.000	(a)	09/01/28	750,930
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
525,000	3.000		09/01/23	522,573
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,162,634
1,000,000	3.000		11/01/30	910,437
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (NR/NR)(a)(b)
2,000,000	5.000		11/15/22	2,001,275
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	523,736
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	472,138
350,000	3.000		10/01/28	329,715
300,000	3.000		10/01/29	278,251
City Of Tonganoxie KS GO Bonds Temporary Notes Series C (NR/NR)
2,080,000	3.000		03/01/23	2,078,869
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	553,222
445,000	3.000		08/01/28	419,800
525,000	3.000		08/01/29	488,103
650,000	3.000		08/01/32	568,469

The accompanying notes are an integral part of these financial statements.	57

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Kansas – (continued)
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
$2,000,000	2.000%		08/15/28	$1,758,684
County of Sumner KS Series 2021 AGM (AA/NR)(a)
925,000	3.000		10/01/34	769,576
955,000	3.000		10/01/35	781,675
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,369,979
1,000,000	5.000		08/01/44	1,049,679
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	310,446
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,034,749
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,541,620
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
2,470,000	5.000		09/01/25	2,579,084
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,008,719
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
310,000	5.000	(b)	12/01/25	325,735
380,000	4.000		12/01/26	386,495
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)(b)
865,000	3.661		09/01/25	839,180
Geary County Public Building Commission Revenue Bonds Series 2022 (NR/NR)(a)
1,000,000	5.000		08/01/47	967,254
Goddard KS GO Bonds Series 2019-1 (NR/NR)(a)
1,000,000	3.000		12/01/22	999,704
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	987,850
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,056,340
1,000,000	3.500	(a)	09/01/30	944,451
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000		09/01/33	982,383
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	1,985,810
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,417,790
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,002,485

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Kansas – (continued)
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
$1,000,000	4.000%		09/01/29	$1,009,882
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	635,088
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(b)
1,000,000	4.000		10/01/25	1,019,797
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
945,000	4.000		04/01/23	947,344
545,000	4.000		04/01/24	548,641
1,000,000	4.000		04/01/25	1,014,037
350,000	4.000		04/01/26	355,348
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450		04/01/27	540,258
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Kansas University Project) Series A (NR/Aa3)(a)
1,910,000	2.000		05/01/31	1,503,933
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Wichita University Project) Series L (NR/Aa3)(a)
2,685,000	3.000		06/01/35	2,231,481
Kansas Development Finance Authority Revenue Bonds (State of Kansas University Aerospace And Technology Campus Housing Project) Series A-1 (NR/Aa3)(a)
440,000	3.125		05/01/50	297,976
320,000	3.125		05/01/51	215,141
Kansas Development Finance Authority Revenue Bonds (Wichita State University Project) Series 2020 (NR/Aa3)
2,000,000	5.000		06/01/24	2,051,040
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000		09/01/29	1,303,142
1,110,000	5.000		09/01/34	1,147,484
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000		11/01/32	1,642,367
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000		03/01/31	2,007,072
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)(b)
1,000,000	5.000		04/01/23	1,007,253
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A-/NR)(a)
1,715,000	5.000		07/01/32	1,750,602
1,335,000	4.000		07/01/37	1,189,543
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
500,000	4.000	(b)	09/01/26	512,534
1,165,000	4.000		09/01/31	1,167,895

58	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Kansas – (continued)
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
$1,000,000	4.000%		09/01/26	$1,014,619
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,048,706
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
500,000	3.000		09/01/38	389,146
200,000	3.000		09/01/39	152,854
380,000	3.000		09/01/40	283,853
370,000	3.000		09/01/41	271,667
Montezuma Unified School District No. 371 (Refunding) Series 2021 (A/NR)(a)
1,850,000	3.000		09/01/41	1,342,392
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000		09/01/27	1,484,394
1,180,000	3.000		09/01/28	1,108,723
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	488,909
350,000	3.000		09/01/38	291,183
575,000	3.000		09/01/41	453,033
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(b)
170,000	3.000		09/01/26	167,770
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,669,214
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
1,885,000	5.000		09/01/25	1,970,844
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,027,121
1,000,000	4.000		10/01/31	1,021,812
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	845,099
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
1,500,000	4.000	(b)	09/01/24	1,518,217
800,000	4.000		09/01/25	808,221
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(b)
1,425,000	5.000		09/01/24	1,468,172
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,312,936
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	290,319
715,000	4.000	(a)	09/01/29	723,759
Sedgwick County KS Unified School District No. 268 GO Bond (Refunding) Series B (A+/NR)
885,000	3.000		09/01/28	831,412

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)

Kansas – (continued)
Sedgwick County KS Unified School District No. 268 GO Bond (Taxable-Refunding) Series A (A+/NR)
$ 440,000	1.740%		09/01/28	$363,217
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(b)
700,000	4.000		09/01/25	712,546
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	491,575
1,000,000	4.000		09/01/31	1,010,456
1,065,000	5.000		09/01/32	1,104,446
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
450,000	3.000		09/01/23	448,915
490,000	3.000		09/01/25	480,968
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	608,094
650,000	4.000		09/01/30	656,186
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(c)
2,000,000	0.000		09/01/23	1,937,404
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	923,990
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000		09/01/39	1,496,984
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,071,411
1,250,000	5.000	(a)	09/01/32	1,324,180
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2004 (AA-/NR)(a)
2,065,000	1.600		09/01/34	2,065,000
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,601,449
1,930,000	5.000	(a)	09/01/48	1,951,948
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	498,652
515,000	4.000		07/01/27	525,651
555,000	4.000		07/01/29	564,132
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	616,950
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	849,312
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,068,021
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	419,470

The accompanying notes are an integral part of these financial statements.	59

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Kansas – (continued)
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
$1,560,000	4.000%	10/01/29	$1,579,152
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,025,812
1,000,000	4.250	09/01/39	937,712
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000	09/01/37	796,671
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(b)
500,000	5.500	09/01/26	539,870

			126,957,346

Missouri – 1.3%
Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
435,000	3.000	04/01/33	372,085
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
300,000	3.000	04/01/23	299,161
305,000	3.000	04/01/24	301,681
315,000	3.000	04/01/25	305,034
325,000	3.000	04/01/26	308,735
335,000	3.000	04/01/27	312,582

			1,899,278

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	845,657

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	858,599

Oklahoma – 0.6%
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,000,000	4.000	09/01/32	991,834

Texas(a) – 1.4%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	985,838
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine-Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	532,459
500,000	5.250	02/15/39	529,403

			2,047,700

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
$ 675,000	3.000%	04/01/34	$589,722
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	427,585

			1,017,307

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $157,486,913)			$144,081,501

Shares	Dividend Rate		Value

Investment Company – 2.7%
State Street Institutional US Government Money Market Fund – Premier Class
4,015,580	3.006%		4,015,580
(Cost $4,015,580)

TOTAL INVESTMENTS – 99.5%
(Cost $161,502,493)			$148,097,081

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			740,103

NET ASSETS – 100.0%			$148,837,184

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
COPS	—Certificatesof Participation
GO	—GeneralObligation
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
WR	—WithdrawnRating

60	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2022

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/22	AS OF 10/31/21

General Obligation	42.8%	42.9%
Lease	15.2	14.6
Prerefunded/Escrow to Maturity	11.4	13.0
Hospital	7.9	8.2
Higher Education	7.3	5.6
Water/Sewer	5.9	5.7
Transportation	3.3	3.1
Investment Company	2.7	1.6
Limited Tax	1.7	2.5
Power	1.3	1.2
Single Family Housing	—	1.0

TOTAL INVESTMENTS	99.5%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	61

THE COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2022

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Assets:
Investments at value (identified cost $130,794,240, $255,149,033, $176,341,544 and $1,139,042,568, respectively)	$184,503,855	$305,518,410	$216,649,369	$986,917,821
Cash	—	—	—	66,838
Receivables:
Interest and dividends	54,003	380,898	62,285	7,620,164
Fund shares sold	87,608	102,219	506,408	3,063,985
Other	6,420	11,795	8,290	40,354

Total Assets	184,651,886	306,013,322	217,226,352	997,709,162

Liabilities:
Payables:
Investments purchased	9,238,175	—	1,006,070	—
Fund shares redeemed	105,129	472,486	231,249	913,497
Dividends	—	—	—	1,868,661
Advisory fees	53,858	73,512	86,949	322,585
Deferred trustee fees	42,738	50,338	28,093	272,378
Administrative fees	18,514	33,693	24,051	116,696
Accrued expenses	66,631	133,967	82,398	310,389

Total Liabilities	9,525,045	763,996	1,458,810	3,804,206

Net Assets:
Paid-in capital	110,460,387	238,720,814	171,483,358	1,153,613,954
Total distributable earnings (loss)	64,666,454	66,528,512	44,284,184	(159,708,998)

Net Assets	$175,126,841	$305,249,326	$215,767,542	$993,904,956

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,793,134	9,075,216	5,366,821	58,775,285
Net asset value (net assets/shares outstanding)	$36.54	$33.64	$40.20	$16.91

62	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2022

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $59,024,359, $411,832,927, $337,672,270 and $161,502,493, respectively)	$54,363,273	$376,135,004	$309,114,908	$148,097,081
Receivables:
Interest and dividends	102,070	4,643,896	2,611,071	1,275,879
Fund shares sold	44,368	948,803	940,791	83,315
Investments sold	—	—	4,505,707	—
Reimbursement from adviser	18,382	—	—	14,227
Other	2,168	15,318	12,738	5,970

Total Assets	54,530,261	381,743,021	317,185,215	149,476,472

Liabilities:
Due to custodian for bank overdraft	—	—	284,127	—
Payables:
Fund shares redeemed	212,060	492,169	1,036,368	239,201
Investments purchased on an extended settlement basis	—	—	2,216,959	—
Dividends	10,253	607,723	468,400	209,797
Advisory fees	23,299	112,469	97,294	57,539
Deferred trustee fees	46,018	80,261	93,957	34,435
Administrative fees	6,407	45,508	37,162	17,600
Accrued expenses	39,914	118,423	113,344	80,716

Total Liabilities	337,951	1,456,553	4,347,611	639,288

Net Assets:
Paid-in capital	64,445,201	414,795,463	344,402,069	162,434,449
Total distributable earnings (loss)	(10,252,891)	(34,508,995)	(31,564,465)	(13,597,265)

Net Assets	$54,192,310	$380,286,468	$312,837,604	$148,837,184

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,528,980	21,480,268	17,792,968	8,513,496
Net asset value (net assets/shares outstanding)	$15.36	$17.70	$17.58	$17.48

The accompanying notes are an integral part of these financial statements.	63

THE COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2022

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Investment Income:
Dividends	$1,773,893	$10,656,384	$2,214,298	$68,350
Interest	—	—	—	34,962,509

Total Investment Income	1,773,893	10,656,384	2,214,298	35,030,859

Expenses:
Advisory fees	736,278	988,291	1,157,319	4,087,905
Administration fees	253,095	452,967	329,119	1,533,348
Professional fees	111,858	86,418	71,130	309,825
Transfer Agent fees	74,130	105,383	54,084	77,063
Custody, accounting and administrative services	60,500	102,222	75,467	348,617
Shareholder servicing fees	41,813	395,113	65,949	505,970
Registration fees	25,790	28,006	30,431	37,164
Printing and mailing fees	19,108	30,949	20,406	55,511
Trustee fees	4,314	4,309	6,264	16,566
Other	32,286	38,256	37,069	130,058

Total Expenses	1,359,172	2,231,914	1,847,238	7,102,027

Net Investment Income	$414,721	$8,424,470	$367,060	$27,928,832

Realized and unrealized gain (loss)
Net realized gain	10,610,590	15,694,897	3,714,773	1,538,075
Net change in unrealized loss	(53,608,985)	(29,756,991)	(56,478,763)	(214,705,267)

Net realized and unrealized loss	(42,998,395)	(14,062,094)	(52,763,990)	(213,167,192)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,583,674)	$(5,637,624)	$(52,396,930)	$(185,238,360)

64	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2022

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$1,072,364	$9,235,186	$8,714,807	$3,945,959
Dividends	10,778	74,705	47,602	36,672

Total Investment Income	1,083,142	9,309,891	8,762,409	3,982,631

Expenses:
Advisory fees	293,166	1,400,065	1,236,295	727,931
Administration fees	80,621	577,536	487,462	227,044
Professional fees	14,980	114,849	107,134	54,293
Transfer Agent fees	34,160	43,564	48,592	36,486
Custody, accounting and administrative services	60,663	183,647	153,338	80,551
Shareholder servicing fees	53,654	38,866	104,405	42,707
Registration fees	23,808	27,483	28,175	50,008
Printing and mailing fees	10,798	21,303	20,107	13,398
Trustee fees	753	6,032	5,211	2,373
Other	13,308	52,211	45,509	24,672

Total Expenses	585,911	2,465,556	2,236,228	1,259,463
Less — expense reductions	(187,205)	—	—	(103,602)

Net Expenses	398,706	2,465,556	2,236,228	1,155,861

Net Investment Income	$684,436	$6,844,335	$6,526,181	$2,826,770

Realized and unrealized gain (loss)
Net realized gain (loss)	(35,774)	790,911	(410,491)	(122,102)
Net change in unrealized loss	(5,226,352)	(54,535,999)	(44,542,387)	(21,569,775)

Net realized and unrealized loss	(5,262,126)	(53,745,088)	(44,952,878)	(21,691,877)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,577,690)	$(46,900,753)	$(38,426,697)	$(18,865,107)

The accompanying notes are an integral part of these financial statements.	65

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
From Operations:
Net investment income	$414,721	$312,514	$8,424,470	$7,726,875
Net realized gain	10,610,590	41,861,260	15,694,897	17,517,239
Net change in unrealized gain (loss)	(53,608,985)	31,483,401	(29,756,991)	68,712,789

Net increase (decrease) in net assets from operations	(42,583,674)	73,657,175	(5,637,624)	93,956,903

Distributions to Shareholders:

From distributable earnings	(42,187,100)	(9,058,201)	(18,403,534)	(7,384,130)

From Share Transactions:
Proceeds from sales of shares	45,716,458	21,652,985	40,647,306	74,711,226
Reinvestment of distributions	12,473,149	2,398,802	8,480,695	3,374,034
Cost of shares redeemed	(33,955,287)	(63,689,649)	(66,206,589)	(60,435,242)

Net increase (decrease) in net assets resulting from share transactions	24,234,320	(39,637,862)	(17,078,588)	17,650,018

TOTAL INCREASE (DECREASE)	(60,536,454)	24,961,112	(41,119,746)	104,222,791

Net Assets:
Beginning of year	235,663,295	210,702,183	346,369,072	242,146,281
End of year	$175,126,841	$235,663,295	$305,249,326	$346,369,072

66	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The Bond Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
From Operations:
Net investment income	$367,060	$331,531	$27,928,832	$27,138,673
Net realized gain	3,714,773	51,613,208	1,538,075	10,603,290
Net change in unrealized gain (loss)	(56,478,763)	38,849,901	(214,705,267)	(19,303,225)

Net increase (decrease) in net assets from operations	(52,396,930)	90,794,640	(185,238,360)	18,438,738

Distributions to Shareholders:

From distributable earnings	(51,815,856)	(13,614,699)	(36,742,037)	(31,486,220)

From Share Transactions:
Proceeds from sales of shares	36,534,213	27,336,742	215,542,550	213,660,945
Reinvestment of distributions	10,183,082	2,449,480	10,585,768	9,016,804
Cost of shares redeemed	(43,551,601)	(84,479,253)	(243,687,673)	(252,912,347)

Net increase (decrease) in net assets resulting from share transactions	3,165,694	(54,693,031)	(17,559,355)	(30,234,598)

TOTAL INCREASE (DECREASE)	(101,047,092)	22,486,910	(239,539,752)	(43,282,080)

Net Assets:
Beginning of year	316,814,634	294,327,724	1,233,444,708	1,276,726,788
End of year	$215,767,542	$316,814,634	$993,904,956	$1,233,444,708

The accompanying notes are an integral part of these financial statements.	67

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Short-Term Government Fund		The National Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
From Operations:
Net investment income	$684,436	$605,227	$6,844,335	$6,972,198
Net realized gain (loss)	(35,774)	(15,092)	790,911	4,165,365
Net change in unrealized loss	(5,226,352)	(925,133)	(54,535,999)	(6,496,079)

Net increase (decrease) in net assets from operations	(4,577,690)	(334,998)	(46,900,753)	4,641,484

Distributions to Shareholders:

From distributable earnings	(844,868)	(1,147,407)	(10,986,126)	(7,981,503)

From Share Transactions:
Proceeds from sales of shares	12,052,939	27,795,544	131,917,033	58,627,307
Reinvestment of distributions	643,868	791,478	521,296	399,014
Cost of shares redeemed	(14,876,352)	(33,626,852)	(155,933,434)	(53,405,200)

Net increase (decrease) in net assets resulting from share transactions	(2,179,545)	(5,039,830)	(23,495,105)	5,621,121

TOTAL INCREASE (DECREASE)	(7,602,103)	(6,577,761)	(81,381,984)	2,281,102

Net Assets:
Beginning of year	61,794,413	68,372,174	461,668,452	459,387,350
End of year	$54,192,310	$61,794,413	$380,286,468	$461,668,452

68	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Missouri Tax-Free Intermediate Bond Fund		The Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
From Operations:
Net investment income	$6,526,181	$6,923,440	$2,826,770	$2,719,778
Net realized gain (loss)	(410,491)	55,227	(122,102)	14,635
Net change in unrealized loss	(44,542,387)	(2,878,423)	(21,569,775)	(1,588,448)

Net increase (decrease) in net assets from operations	(38,426,697)	4,100,244	(18,865,107)	1,145,965

Distributions to Shareholders:

From distributable earnings	(6,503,215)	(6,903,729)	(2,814,919)	(2,707,051)

From Share Transactions:
Proceeds from sales of shares	93,534,953	53,360,400	25,853,878	20,733,858
Reinvestment of distributions	735,172	805,564	246,463	187,290
Cost of shares redeemed	(121,183,571)	(49,321,855)	(33,500,706)	(23,794,374)

Net increase (decrease) in net assets resulting from share transactions	(26,913,446)	4,844,109	(7,400,365)	(2,873,226)

TOTAL INCREASE (DECREASE)	(71,843,358)	2,040,624	(29,080,391)	(4,434,312)

Net Assets:
Beginning of year	384,680,962	382,640,338	177,917,575	182,351,887
End of year	$312,837,604	$384,680,962	$148,837,184	$177,917,575

The accompanying notes are an integral part of these financial statements.	69

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

	The Growth Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of year	$56.39	$42.32	$37.43	$34.61	$33.21

Net investment income(a)	0.09	0.07	0.15	0.21	0.23

Net realized and unrealized gain (loss)	(9.74)	15.90	6.95	5.69	3.04

Total from investment operations	(9.65)	15.97	7.10	5.90	3.27

Distributions to shareholders from net investment income	(0.08)	(0.15)	(0.19)	(0.22)	(0.23)

Distributions to shareholders from net realized gains	(10.12)	(1.75)	(2.02)	(2.86)	(1.64)

Total distributions	(10.20)	(1.90)	(2.21)	(3.08)	(1.87)

Net asset value, end of year	$36.54	$56.39	$42.32	$37.43	$34.61

Total return(b)	(20.81)%	38.86%	19.89%	19.10%	10.23%

Net assets, end of year (in 000s)	$175,127	$235,663	$210,702	$168,179	$123,768

Ratio of net expenses to average net assets	0.74%	0.68%	0.71%	0.75%	0.76%

Ratio of total expenses to average net assets	0.74%	0.68%	0.71%	0.75%	0.76%

Ratio of net investment income to average net assets	0.23%	0.14%	0.38%	0.61%	0.67%

Portfolio turnover rate	36%	39%	37%	39%	45%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

70	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Value Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of year	$36.21	$26.84	$31.50	$30.97	$33.02

Net investment income(a)	0.89	0.82	0.84	0.76	0.81

Net realized and unrealized gain (loss)	(1.52)	9.34	(3.14)	3.32	1.20

Total from investment operations	(0.63)	10.16	(2.30)	4.08	2.01

Distributions to shareholders from net investment income	(0.90)	(0.79)	(0.82)	(0.79)	(0.80)

Distributions to shareholders from net realized gains	(1.04)	—	(1.54)	(2.76)	(3.26)

Total distributions	(1.94)	(0.79)	(2.36)	(3.55)	(4.06)

Net asset value, end of year	$33.64	$36.21	$26.84	$31.50	$30.97

Total return(b)	(1.74)%	38.10%	(7.69)%	14.65%	6.22%

Net assets, end of year (in 000s)	$305,249	$346,369	$242,146	$286,982	$221,189

Ratio of net expenses to average net assets	0.68%	0.66%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.68%	0.66%	0.71%	0.71%	0.79%

Ratio of net investment income to average net assets	2.56%	2.44%	2.99%	2.52%	2.56%

Portfolio turnover rate	34%	29%	54%	36%	49%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	71

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The MidCap Growth Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of year	$59.47	$46.51	$43.88	$40.44	$40.46

Net investment income(a)	0.07	0.06	0.11 (b)	0.14	0.18

Net realized and unrealized gain (loss)	(9.55)	15.06	5.36	7.00	2.58

Total from investment operations	(9.48)	15.12	5.47	7.14	2.76

Distributions to shareholders from net investment income	(0.05)	(0.10)	(0.14)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	(9.74)	(2.06)	(2.70)	(3.53)	(2.58)

Total distributions	(9.79)	(2.16)	(2.84)	(3.70)	(2.78)

Net asset value, end of year	$40.20	$59.47	$46.51	$43.88	$40.44

Total return(c)	(18.58)%	33.46%	13.08%	19.76%	7.04%

Net assets, end of year (in 000s)	$215,768	$316,815	$294,328	$222,697	$161,719

Ratio of net expenses to average net assets	0.77%	0.72%	0.77%	0.81%	0.83%

Ratio of total expenses to average net assets	0.77%	0.72%	0.77%	0.81%	0.83%

Ratio of net investment income to average net assets	0.15%	0.10%	0.26%	0.33%	0.44%

Portfolio turnover rate	63%	36%	69%	53%	71%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

72	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Bond Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of year	$20.65	$20.85	$20.46	$19.05	$20.04

Net investment income(a)	0.47	0.46	0.53	0.60	0.59

Net realized and unrealized gain (loss)	(3.59)	(0.13)	0.44	1.45	(0.94)

Total from investment operations	(3.12)	0.33	0.97	2.05	(0.35)

Distributions to shareholders from net investment income	(0.52)	(0.53)	(0.58)	(0.64)	(0.64)

Distributions to shareholders from net realized gains	(0.10)	—	—	—	—

Total distributions	(0.62)	(0.53)	(0.58)	(0.64)	(0.64)

Net asset value, end of year	$16.91	$20.65	$20.85	$20.46	$19.05

Total return(b)	(15.39)%	1.60%	4.82%	10.90%	(1.80)%

Net assets, end of year (in 000s)	$993,905	$1,233,445	$1,276,727	$1,197,380	$1,094,903

Ratio of net expenses to average net assets	0.64%	0.60%	0.61%	0.62%	0.66%

Ratio of total expenses to average net assets	0.64%	0.60%	0.61%	0.62%	0.66%

Ratio of net investment income to average net assets	2.50%	2.20%	2.55%	3.04%	3.00%

Portfolio turnover rate	19%	25%	20%	16%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	73

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Short-Term Government Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of year	$16.85	$17.25	$17.14	$16.73	$17.11

Net investment income(a)	0.19	0.15	0.23	0.34	0.28

Net realized and unrealized gain (loss)	(1.45)	(0.24)	0.23	0.44	(0.35)

Total from investment operations	(1.26)	(0.09)	0.46	0.78	(0.07)

Distributions to shareholders from net investment income	(0.23)	(0.30)	(0.35)	(0.37)	(0.31)

Distributions to shareholders from return of capital	—	(0.01)	—	—	—

Total distributions	(0.23)	(0.31)	(0.35)	(0.37)	(0.31)

Net asset value, end of year	$15.36	$16.85	$17.25	$17.14	$16.73

Total return(b)	(7.52)%	(0.56)%	2.73%	4.73%	(0.38)%

Net assets, end of year (in 000s)	$54,192	$61,794	$68,372	$58,704	$71,540

Ratio of net expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.00%	1.03%	1.05%	1.03%	0.92%

Ratio of net investment income to average net assets	1.17%	0.90%	1.33%	2.02%	1.64%

Portfolio turnover rate	22%	38%	64%	30%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

74	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The National Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of year	$20.30	$20.45	$20.13	$18.92	$19.63

Net investment income(a)	0.31	0.31	0.37	0.43	0.43

Net realized and unrealized gain (loss)	(2.42)	(0.10)	0.39	1.23	(0.68)

Total from investment operations	(2.11)	0.21	0.76	1.66	(0.25)

Distributions to shareholders from net investment income	(0.31)	(0.32)	(0.37)	(0.43)	(0.43)

Distributions to shareholders from net realized gains	(0.18)	(0.04)	(0.07)	(0.02)	(0.03)

Total distributions	(0.49)	(0.36)	(0.44)	(0.45)	(0.46)

Net asset value, end of year	$17.70	$20.30	$20.45	$20.13	$18.92

Total return(b)	(10.56)%	1.01%	3.82%	8.89%	(1.31)%

Net assets, end of year (in 000s)	$380,286	$461,668	$459,387	$413,792	$362,244

Ratio of net expenses to average net assets	0.59%	0.57%	0.58%	0.59%	0.59%

Ratio of total expenses to average net assets	0.59%	0.57%	0.58%	0.59%	0.59%

Ratio of net investment income to average net assets	1.63%	1.52%	1.81%	2.20%	2.21%

Portfolio turnover rate	26%	28%	19%	29%	33%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	75

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Missouri Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of year	$19.98	$20.12	$19.89	$18.84	$19.52

Net investment income(a)	0.35	0.36	0.38	0.44	0.47

Net realized and unrealized gain (loss)	(2.40)	(0.14)	0.23	1.05	(0.68)

Total from investment operations	(2.05)	0.22	0.61	1.49	(0.21)

Distributions to shareholders from net investment income	(0.35)	(0.36)	(0.38)	(0.44)	(0.47)

Net asset value, end of year	$17.58	$19.98	$20.12	$19.89	$18.84

Total return(b)	(10.37)%	1.07%	3.10%	7.98%	(1.09)%

Net assets, end of year (in 000s)	$312,838	$384,681	$382,640	$365,839	$339,801

Ratio of net expenses to average net assets	0.63%	0.60%	0.62%	0.64%	0.63%

Ratio of total expenses to average net assets	0.63%	0.60%	0.62%	0.64%	0.63%

Ratio of net investment income to average net assets	1.84%	1.77%	1.91%	2.26%	2.46%

Portfolio turnover rate	19%	15%	13%	25%	18%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

76	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Kansas Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of year	$19.94	$20.11	$19.77	$18.75	$19.35

Net investment income(a)	0.32	0.30	0.36	0.43	0.42

Net realized and unrealized gain (loss)	(2.46)	(0.17)	0.34	1.02	(0.60)

Total from investment operations	(2.14)	0.13	0.70	1.45	(0.18)

Distributions to shareholders from net investment income	(0.32)	(0.30)	(0.36)	(0.43)	(0.42)

Net asset value, end of year	$17.48	$19.94	$20.11	$19.77	$18.75

Total return(b)	(10.82)%	0.64%	3.54%	7.80%	(0.94)%

Net assets, end of year (in 000s)	$148,837	$177,918	$182,352	$160,731	$147,495

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.76%	0.72%	0.75%	0.79%	0.77%

Ratio of net investment income to average net assets	1.71%	1.49%	1.79%	2.23%	2.21%

Portfolio turnover rate	12%	13%	16%	14%	8%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	77

THE COMMERCE FUNDS

Notes to Financial Statements

October 31, 2022

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income, and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collect-ability of interest is probable.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly,

THE COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2022

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements intended to provide the Trust’s Board of Trustees the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. There is no collateral held as of October 31, 2022.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2022

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2022:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$159,752,350	$—	$—
Investment Company	16,612,867	—	—
Exchange Traded Fund	8,138,638	—	—

Total	$184,503,855	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$294,342,570	$—	$—
Exchange Traded Fund	10,481,800	—	—
Investment Company	694,040	—	—

Total	$305,518,410	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$210,461,681	$—	$—
Exchange Traded Fund	3,074,851	—	—
Investment Company	3,112,837	—	—

Total	$216,649,369	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$177,334,661	$—
Municipal Bond Obligations	—	97,912,107	—
Mortgage-Backed Obligations	—	136,666,793	—
Corporate Obligations	972,930	441,086,723	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	113,752,438	12,240,284	—
Investment Company	6,951,885	—	—

Total	$121,677,253	$865,240,568	$—

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$581,346	$—
Mortgage-Backed Obligations	—	25,368,870	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	22,247,764	5,027,000	—
Investment Company	1,138,293	—	—

Total	$23,386,057	$30,977,216	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$374,808,770	$—
Investment Company	1,326,234	—	—

Total	$1,326,234	$374,808,770	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$309,114,908	$—

Total	$—	$309,114,908	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$144,081,501	$—
Investment Company	4,015,580	—	—

Total	$4,015,580	$144,081,501	$—

For further information regarding security characteristics, see the Schedule of Investments.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2022

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2022, the effective advisory fees were 0.40%, 0.30%, 0.48%, 0.37%, 0.50%, 0.33%, 0.35% and 0.44%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except The MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of The Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2023. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended

October 31, 2022.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2022, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$66,106,151	$—	$89,018,265

Value	—	112,320,669	—	137,167,446

MidCap Growth	—	151,446,779	—	195,808,940

Bond	46,101,711	160,659,214	35,806,682	184,894,126

Short-Term Government	9,277,933	2,799,964	14,485,842	3,639,911

National Tax-Free Intermediate Bond	—	108,649,576	—	116,504,933

Missouri Tax-Free Intermediate Bond	—	65,933,648	—	88,775,016

Kansas Tax-Free Intermediate Bond	—	19,175,037	—	25,536,683

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2022 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$7,392,816	$13,290,537	$15,834,137	$31,436,093
Net long-term capital gains	34,794,284	5,112,997	35,981,719	5,305,944
Total taxable distributions	$42,187,100	$18,403,534	$51,815,856	$36,742,037

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2022

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$844,868	$298,886	$53,176	$60,132
Net long-term capital gains	—	4,167,807	—	—
Total taxable distributions	844,868	4,466,693	53,176	60,132
Total tax-exempt income distributions	$—	$6,519,433	$6,450,039	$2,754,787

The tax character of distributions paid during the fiscal year ended October 31, 2021 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$730,452	$7,384,130	$524,922	$31,486,220
Net long-term capital gains	8,327,749	—	13,089,777	—
Total taxable distributions	$9,058,201	$7,384,130	$13,614,699	$31,486,220

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,147,407	$371,933	$19,474	$27,337
Net long-term capital gains	—	978,345	—	—
Total taxable distributions	1,147,407	1,350,278	19,474	27,337
Total tax-exempt income distributions	$—	$6,631,225	$6,884,255	$2,679,714
Tax return of capital	$55,526	$—	$—	$—

As of October 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$382,423	$536,410	$431,612	$2,210,982
Undistributed long-term capital gains	10,739,290	16,156,897	3,663,896	—
Total undistributed earnings	$11,121,713	$16,693,307	$4,095,508	$2,210,982
Capital loss carryforward	—	—	—	(217,303)
Timing differences (Dividends Payable, deferred trustees’ fees)	(32,108)	(48,582)	(28,291)	(2,095,053)
Unrealized gains (losses) — net	53,576,849	49,883,787	40,216,967	(159,607,624)
Total accumulated gains (losses) — net	$64,666,454	$66,528,512	$44,284,184	$(159,708,998)

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$15,331	$—	$—	$—
Undistributed tax-exempt income	—	1,092,459	599,523	269,498
Undistributed long-term capital gains	—	704,156	—	—
Total undistributed earnings	$15,331	$1,796,615	$599,523	$269,498
Capital loss carryforward	(5,558,071)	—	(3,160,466)	(270,263)
Timing differences (Dividends Payable, deferred trustees’ fees)	(35,086)	(662,751)	(529,474)	(233,362)
Unrealized gains (losses) — net	(4,675,065)	(35,642,859)	(28,474,048)	(13,363,138)
Total accumulated gains (losses) — net	$(10,252,891)	$(34,508,995)	$(31,564,465)	$(13,597,265)

	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(105,446)	$(631,147)	$(1,105,010)	$(89,912)
Perpetual Long-term	(111,857)	(4,926,924)	(2,055,456)	(180,351)
Total capital loss carryforwards:	$(217,303)	$(5,558,071)	$(3,160,466)	$(270,263)

As of October 31, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond

Tax Cost	$130,927,006	$255,634,623	$176,432,402	$1,146,525,445
Gross unrealized gain	53,945,849	55,806,446	48,515,971	2,196,359
Gross unrealized loss	(369,000)	(5,922,659)	(8,299,004)	(161,803,983)
Net unrealized security gain (loss)	$53,576,849	$49,883,787	$40,216,967	$(159,607,624)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$59,038,338	$411,777,863	$337,588,956	$161,460,219
Gross unrealized gain	210,926	31,150	33,338	60,558
Gross unrealized loss	(4,885,991)	(35,674,009)	(28,507,386)	(13,423,696)
Net unrealized security loss	$(4,675,065)	$(35,642,859)	$(28,474,048)	$(13,363,138)

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2022

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator announced that most LIBOR settings will no longer be published after December 31, 2021. On March 5, 2021, the administrator of LIBOR announced a delay in the phase out of the majority of the U.S. dollar publications until June 30, 2023, with the remainder of LIBOR publications having ceased on December 31, 2021. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. sition awaycommercially accepted and market practices become settled.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in `a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particularcompany, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and/or small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2022

7. OTHER RISKS (continued)

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and The Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

THE COMMERCE FUNDS

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Fiscal Year Ended October 31, 2022	For the Fiscal Year Ended October 31, 2021
	Shares	Shares
Shares sold	1,138,352	443,948
Reinvestment of distributions	271,276	53,142
Shares redeemed	(795,423)	(1,296,453)

Net Increase (Decrease)	614,205	(799,363)

	The Value Fund
	For the Fiscal Year Ended October 31, 2022	For the Fiscal Year Ended October 31, 2021
	Shares	Shares
Shares sold	1,159,964	2,262,170
Reinvestment of distributions	247,513	100,407
Shares redeemed	(1,898,890)	(1,819,312)

Net Increase (Decrease)	(491,413)	543,265

	The MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2022	For the Fiscal Year Ended October 31, 2021
	Shares	Shares
Shares sold	822,393	510,402
Reinvestment of distributions	212,438	49,502
Shares redeemed	(995,086)	(1,560,842)

Net Increase (Decrease)	39,745	(1,000,938)

	The Bond Fund
	For the Fiscal Year Ended October 31, 2022	For the Fiscal Year Ended October 31, 2021
	Shares	Shares
Shares sold	11,519,195	10,252,864
Reinvestment of distributions	556,835	432,577
Shares redeemed	(13,038,508)	(12,172,334)

Net Decrease	(962,478)	(1,486,893)

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2022

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2022	For the Fiscal Year Ended October 31, 2021
	Shares	Shares
Shares sold	738,771	1,626,294
Reinvestment of distributions	39,935	46,295
Shares redeemed	(916,290)	(1,969,117)

Net Decrease	(137,584)	(296,528)

	The National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2022	For the Fiscal Year Ended October 31, 2021
	Shares	Shares
Shares sold	6,963,671	2,862,702
Reinvestment of distributions	26,597	19,468
Shares redeemed	(8,251,457)	(2,604,749)

Net Increase (Decrease)	(1,261,189)	277,421

	The Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2022	For the Fiscal Year Ended October 31, 2021
	Shares	Shares
Shares sold	4,938,405	2,640,895
Reinvestment of distributions	39,029	39,928
Shares redeemed	(6,436,438)	(2,445,369)

Net Increase (Decrease)	(1,459,004)	235,454

	The Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2022	For the Fiscal Year Ended October 31, 2021
	Shares	Shares
Shares sold	1,370,837	1,027,266
Reinvestment of distributions	13,161	9,304
Shares redeemed	(1,794,690)	(1,179,269)

Net Decrease	(410,692)	(142,699)

THE COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees of

The Commerce Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Growth Fund, The Value Fund, The MidCap Growth Fund, The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund, and The Kansas Tax-Free Intermediate Bond Fund (the Funds), each a series of The Commerce Funds, including the schedules of investments, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Commerce Funds investment companies since 1994.

Boston, Massachusetts

December 19, 2022

THE COMMERCE FUNDS

Liquidity Risk Management Program (Unaudited)

The Trust, on behalf of each Fund, has adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by rule 22e-4 under the Act (the “Rule”). The Program seeks to assess, manage and review the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund (“Liquidity Risk”).

The Board has appointed Commerce, as the program administrator for the Program. Commerce has delegated oversight of the Program to its Liquidity Committee (the “Committee”). At a meeting held on May 19, 2022, the Board received and reviewed the annual written report of the Committee, on behalf of Commerce (the “Report”), concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Reporting Period”).

The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Fund. Such information and factors included, among other things: (i) the methodology and inputs used to classify the liquidity of each Fund’s portfolio investments and the Committee’s assessment that each Fund’s strategy was appropriate for an open-end mutual fund; (ii) that each Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value) and that none of the Funds engaged in borrowing for investment purposes or invested in derivatives; (iii) historical information and short- and long-term projections relating to redemptions and shareholder concentration in each Fund; (iv) that none of the Funds had breached the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit; (v) the functioning of the framework and technologies used to assess, manage, and periodically review each Fund’s Liquidity Risk; and (vi) that each Fund was not required by the Rule to establish a highly liquid investment minimum (“HLIM”) but that the Trust had established for each Fund a HLIM of 10%, which no Fund had exceeded during the Reporting Period. The Report also indicated that there were no material changes made to the Program during the Reporting Period.

Based on the review, the Report concluded that the Program was being implemented effectively and reasonably designed to assess and manage Liquidity Risk in each Fund’s portfolio. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding a Fund’s exposure to liquidity risk and other risks to which it may be subject.

THE COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 through October 31, 2022, which represents a period of 184 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5%

hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/22	Ending Account Value 10/31/22		Expenses Paid for the 6 months ended 10/31/22*	Beginning Account Value 5/1/22	Ending Account Value 10/31/22		Expenses Paid for the 6 months ended 10/31/22*	Beginning Account Value 5/1/22	Ending Account Value 10/31/22		Expenses Paid for the 6 months ended 10/31/22*	Beginning Account Value 5/1/22	Ending Account Value 10/31/22		Expenses Paid for the 6 months ended 10/31/22*

	The Growth Fund				The Value Fund				The MidCap Growth Fund				The Bond Fund
Share Class
Actual	$1,000.00	$926.70		$3.89	$1,000.00	$981.60		$3.50	$1,000.00	$976.70		$3.99	$1,000.00	$929.90		$3.21
Hypothetical 5% return	1,000.00	1,021.17	+	4.08	1,000.00	1,021.68	+	3.57	1,000.00	1,021.17	+	4.08	1,000.00	1,021.88	+	3.26

	The Short-Term Government Fund				The National Tax-Free Intermediate Bond Fund				The Missouri Tax-Free Intermediate Bond Fund				The Kansas Tax-Free Intermediate Bond Fund
Share Class
Actual	$1,000.00	$968.20		$3.67	$1,000.00	$965.20		$2.97	$1,000.00	$962.40		$3.22	$1,000.00	$961.60		$3.46
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,022.18	+	3.06	1,000.00	1,021.93	+	3.31	1,000.00	1,021.68	+	3.57

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth Fund	0.80%	Short Term Government Fund	0.68%
Value Fund	0.70	National Tax-Free Intermediate Bond Fund	0.60
MidCap Growth Fund	0.80	Missouri Tax-Free Intermediate Bond Fund	0.65
Bond Fund	0.66	Kansas Tax-Free Intermediate Bond Fund	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

THE COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. The table below shows the Trustees and officers as of October 31, 2022. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
Scott D. Monette c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Age: 61	Trustee	Since 2017	Chief Executive Officer, Big Heart Wines LLC, since 2013; Director, Spartan Light Metal Products, Inc., since 2014; Chief Financial Officer, from 2011 to 2013, Corporate Vice President, Treasurer and Corporate Development Officer, from 2001 to 2011, Ralcorp Holdings, Inc. (food manufacturing).	8	None

*Charles W. Peffer c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Age: 75	Lead Independent Trustee	Since 2003	Retired. Former Partner and Managing Partner of KPMG LLP, from 1979 until September 2002.	8	Director, Garmin Ltd. (aviation and consumer technology), since 2004; Director, NPC International Inc. (restaurant and business), from 2006 to December 2011 and from 2012 to 2018; Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products), since 2010; Director, HD Supply Holdings, Inc. (industrial distributor of products and services in North America), since 2013.

THE COMMERCE FUNDS

Independent Trustees (continued)

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
Erika Z. Schenk c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Age: 50	Trustee	Since 2017	General Counsel and Vice President of Compliance, World Wide Technology, Inc., (technology solutions and services) since 2014; Senior Counsel, The Boeing Company (aerospace manufacturing), from 2011 to 2014.	8	None

Interested Trustees

**V. Raymond Stranghoener c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Age: 71	Chair of the Board	Since 2018	Executive Vice President of Commerce Bancshares, since 2018 to 2022; Non-Executive Chairman, since 2018 to 2022, Chairman and CEO, from 2016 to 2018, President and CEO, from 1999 to 2016, Commerce Trust Company.	8	None

***J.J. Landers Carnal c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Age: 66	Trustee	Since 2021	President of Commerce Investment Advisors, Inc. (CIA) since 2008, CIA Chief Investment Officer from 2001 to 2021, Executive Vice-President of Commerce Trust Company (CTC) since 2000, Senior Advisor to the CEO of CTC since 2021, CTC Chief Investment Officer from 2001 to 2021.	8	A member of the CIA board of directors since 2001

[1]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date a Trustee dies, resigns or is removed by at least two-thirds of the Board in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years, unless the Board, in its discretion, votes to retain a Trustee; or (d) the Trust terminates.

[2]	The “Fund Complex” consists of the Trust.

[3]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

*	Mr. Peffer serves as an independent director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $367,196 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the 1940 Act as a result of the Transaction.

**	Mr. Stranghoener is an interested person of the Trust because he is the Non-Executive Chairman of CTC, an affiliate of the Adviser, and Executive Vice President of Commerce Bancshares, the parent company of the Adviser. In addition, Mr. Stranghoener owns shares of Commerce Bancshares.

***	Mr. Carnal is an interested person of the Trust because he is the President, Chief Investment Officer and Director of the Adviser. In addition, Mr. Carnal owns shares of Commerce Bancshares.

THE COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Officers

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Age: 62	President	Since 2008	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Senior Vice President, Commerce Bank, since 2012; Vice President, Commerce Bank, from 1998 to 2012; President, The Commerce Funds, since May 2008.

Laura Spidle Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Age: 53	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Since 2017	Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2017; Compliance Manager, 2004-2017, Investment Accounting Manager, Senior, 2003-2004, Investment Accounting Manager, 1999-2003, American Century Investments.

Jeffrey Bolin Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Age: 55	Vice President Assistant Treasurer	Since 2020	Vice President and Business Manager, The Commerce Funds, since November 2013; Vice President and Business Manager, Commerce Investment Advisors, Inc., since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, from November 2008 to November 2013; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

Peter W. Fortner Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Age: 64	Chief Accounting Officer and Treasurer	Since 2007	Vice President, Goldman Sachs & Co. LLC, since July 2000; Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000; Treasurer of the Goldman Sachs Philanthropy Fund since September 2019; Treasurer of Ayco Charitable Foundation since September 2020.

Melissa O. Fragapane Plumtree Court, 25 Shoe Lane London EC4A 4AU United Kingdom	Assistant Secretary	Since November 2021	Vice President and Counsel, Goldman Sachs Asset Management, since September 2018; Associate, Dechert LLP, September 2015 to August 2018.

Ericka Sieger 222 South Main Street Salt Lake City, UT 84101-2174 United States	Assistant Treasurer	Since August 2021	Vice President, Goldman Sachs Asset Management, since May 2016.

THE COMMERCE FUNDS

The Commerce Funds (Unaudited)

The Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund is non-diversified. The Growth Fund invested 39.2% and 43.6% in the information technology sector, and 15.8% and 18% in the consumer discretionary sector, as of October 31, 2022 and October 31, 2021, respectively. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Additionally, companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Value Fund invested 18.8% and 21% in the financials sector and 17.1% and 14.5% in the health care sector, as of October 31, 2022 and October 31, 2021, respectively. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The MidCap Growth Fund invested 28.7% and 31.5% in the information technology sector, 17.8% and 14.9% in the industrials sector and 14.4% and 17.5% in the health care sector, as of October 31, 2022 and October 31, 2021, respectively. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector. Additionally, factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased

THE COMMERCE FUNDS

The Commerce Funds (Unaudited) (continued)

emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

The Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

The National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

The Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

The Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

THE COMMERCE FUNDS

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2022, 24.20%, 90.63%, and 15.68% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2022, 23.57%, 74.21%, and 14.47% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Mid Cap Growth, Bond, National Tax-Free Intermediate Bond, and Value Funds designate $34,794,284, $35,981,719, $5,305,944, $4,167,807, and $5,112,997 respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2022.

During the year ended October 31, 2022, 95.62%, 99.18%, and 97.86%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2022, 100% of the distributions paid from net investment company taxable income by the Bond and Short-Term Government Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2022, the Growth, Value, Mid Cap Growth, and Bond Funds designate $7,070,463, $4,803,447, $15,663,502, and $505,809, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the year ended October 31, 2022, 1.24%, 2.76%, and 1.05% of the dividend paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify as section 199A dividends.

For the fiscal year ended October 31, 2022, the Bond, and Short-Term Government Funds, designate 98.74% and 100.00%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

THE COMMERCE FUNDS

Supplemental Proxy Information (Unaudited)

A special meeting of shareholders (the “Meeting”) of The Commerce Funds, on behalf of its series The Growth Fund (the “Fund”), was held virtually on Friday, March 25, 2022. The Meeting was held for the following purpose:

(1) To approve the change of the Fund’s classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment limitation.

The result of the proxy solicitation on the above matter is shown below.

Shares Voted
For	3,368,629
Against	6,058
Abstain	1,908

ADVISER AND CO-ADMINISTRATOR

COMMERCE INVESTMENT ADVISORS, INC.

1000 Walnut, 15th Floor, Suite 1580
Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT

STATE STREET BANK & TRUST COMPANY

1 Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

DST ASSET MANAGER SOLUTIONS, INC.

2000 Crown Colony Drive
Quincy, Massachusetts 02167

DISTRIBUTOR

Goldman Sachs & Co. LLC

200 West Street
New York, New York 10282

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

200 West Street
New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center
60 South Street
Boston, Massachusetts 02111

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700
Washington, District of Columbia 20006

IMPORTANT INFORMATION

This Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORT is available on the SEC's website at http://www.sec.gov.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC's website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund's objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Commerce Funds

TRUSTEES

V. Raymond Stranghoener
Chairman

Charles W. Peffer
Lead Independent Trustee

J.-J. Landers Carnal

Scott D. Monette

Erika Z. Schenk

OFFICERS

William Schuetter
President

Laura Spidle
Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary

Jeffrey Bolin
Vice President and Assistant Treasurer

Peter W. Fortner
Chief Accounting Officer and Treasurer

Ericka Sieger
Assistant Treasurer

Melissa O. Fragapane
Assistant Secretary

COMMERCE FUNDS

1000 Walnut, 15th Floor, Suite 1580
Kansas City, Missouri 64106

WWW.COMMERCEFUNDS.COM

1-800-995-6365

297968-OTU-1703252 12/2022

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 13(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Scott D. Monette is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $169,400 and $165,350 for fiscal years ended October 31, 2022 and 2021 respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $38,000 and $38,000 for the fiscal years ended October 31, 2022 and 2021 respectively. Tax fees for the fiscal years ended October 31, 2022 and 2021 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $285,000 and $356,563 for the fiscal years ended October 31, 2022 and 2021 respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the “1940 Act”) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
December 22, 2022

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
December 22, 2022